Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2022
Investments in Associates and Joint Ventures [Abstract]
Summary of Investments in Associates and Joint Ventures
(1)	Investments in associates and joint ventures as of December 31, 2021 and 2022 are as follows:

2021
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Gas Corporation(*1)	Importing and wholesaling LNG	Korea	20.47%	￦	94,500	1,815,513
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	Korea	29.00%		4,727	24,617
YTN Co., Ltd.	Broadcasting	Korea	21.43%		59,000	51,828
Gangwon Wind Power Co., Ltd.(*2)	Power generation	Korea	15.00%		5,725	10,554
Hyundai Green Power Co., Ltd.	Power generation equipment consignment and operation service	Korea	29.00%		88,885	121,955
Korea Power Exchange(*3)	Management of power market and others	Korea	100.00%		127,839	269,728
Taebaek Wind Power Co., Ltd.	Power generation	Korea	25.00%		3,810	6,800
Taebaek Guinemi Wind Power Co., Ltd.	Power generation	Korea	25.00%		3,420	3,357
Pyeongchang Wind Power Co., Ltd.	Power generation	Korea	25.00%		3,875	5,411
Daeryun Power Co., Ltd.(*2)	Power generation	Korea	9.34%		40,854	25,426
Changjuk Wind Power Co., Ltd.	Power generation	Korea	30.00%		3,801	8,355
KNH Solar Co., Ltd.	Power generation	Korea	27.00%		1,296	2,278
SPC Power Corporation	Power generation	Philippines	38.00%		20,635	65,046
Gemeng International Energy Co., Ltd.	Power generation	China	34.00%		413,153	595,218
PT. Cirebon Electric Power	Power generation	Indonesia	27.50%		40,365	121,969
KNOC Nigerian East Oil Co., Ltd.(*4)	Resources development	Nigeria	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd.(*4)	Resources development	Nigeria	14.63%		12	—
PT Wampu Electric Power	Power generation	Indonesia	46.00%		21,292	35,077
PT. Bayan Resources TBK	Resources development	Indonesia	20.00%		615,860	661,289
S-Power Co., Ltd.	Power generation	Korea	49.00%		132,300	122,786
Pioneer Gas Power Limited	Power generation	India	38.50%		49,831	—
Eurasia Energy Holdings	Power generation and resources development	Russia	40.00%		461	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	Laos	25.00%		87,426	92,441
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	Indonesia	29.00%		2,978	2,569
Samcheok Eco Materials Co., Ltd.(*5)	Recycling fly ashes	Korea	2.35%		686	—
Noeul Green Energy Co., Ltd.	Power generation	Korea	29.00%		1,740	3,808
Goseong Green Power Co., Ltd.	Power generation	Korea	29.00%		262,740	260,858
Gangneung Eco Power Co., Ltd.(*2)	Power generation	Korea	1.61%		2,900	2,288
Shin Pyeongtaek Power Co., Ltd.	Power generation	Korea	40.00%		72,000	93,074
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	Korea	28.00%		194	223
Dongducheon Dream Power Co., Ltd.(*6)	Power generation	Korea	33.61%		148,105	74,198
Jinbhuvish Power Generation Pvt. Ltd.(*2)	Power generation	India	5.16%		9,000	—
Daejung Offshore Wind Power Co., Ltd.	Power generation	Korea	46.59%		5,190	1,704
GS Donghae Electric Power Co., Ltd.	Power generation	Korea	34.00%		204,000	243,772
Daegu Photovoltaic Co., Ltd.	Power generation	Korea	29.00%		1,230	2,342
Busan Green Energy Co., Ltd.	Power generation	Korea	29.00%		5,243	5,032
Gunsan Bio Energy Co., Ltd.(*2)	Power generation	Korea	18.87%		1,000	—
Korea Electric Vehicle Charging Service(*2)	Electric vehicle charge service	Korea	17.50%		2,800	1,250
Hansuwon KNP Co., Ltd.	Electric material agency	Korea	28.98%		537	219
Korea Electric Power Corporation Fund(*7)	Developing electric enterprises	Korea	98.09%		48,410	47,983
Energy Infra Asset Management Co., Ltd.(*2)	Asset management	Korea	9.90%		297	1,066
Daegu clean Energy Co., Ltd.	Renewable power generation	Korea	28.00%		140	12
YaksuESS Co., Ltd.	Installing ESS related equipment	Korea	29.00%		210	716
Nepal Water & Energy Development Company Private Limited(*8)	Construction and operation of utility plant	Nepal	69.06%		70,228	66,333
Gwangyang Green Energy Co., Ltd.	Power generation	Korea	20.00%		26,800	25,466
PND Solar Co., Ltd.	Power generation	Korea	29.00%		1,250	1,229
Hyundai Eco Energy Co., Ltd.(*2)	Power generation	Korea	19.00%		3,610	5,572
YeongGwang Yaksu Wind Electric Co., Ltd.(*2)	Power generation	Korea	9.63%		533	233
Green Energy Electricity Generation Co., Ltd.	Power generation	Korea	29.00%		1,189	1,713

2021
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Energy Solutions Co., Ltd.	R & D	Korea	20.00%	￦	300	123
ITR Co., Ltd.	R & D	Korea	20.00%		50	32
Structure test network Co., Ltd.	Technical testing and consulting	Korea	20.00%		25	306
Namjeongsusang Solar Power Operation Co., Ltd.(*9)	Power generation	Korea	15.00%		969	361
Indeck Niles Development, LLC(*10)	Power generation	USA	56.25%		268,113	246,273
Indeck Niles Asset Management, LLC	Power generation	USA	33.33%		—	111
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Holding company	Korea	49.00%		7,112	7,138
Suwon New Power Co., Ltd.	Power generation	Korea	39.90%		798	1,035
KPGE Inc.	Power generation materials business	Korea	29.00%		287	309
Gwangbaek Solar Power Investment Co., Ltd.	Power generation	Korea	44.00%		4,757	4,806
Go deok Clean Energy Co., Ltd.	Fuel cell generation	Korea	40.00%		5,560	4,302
SureDataLab Co., Ltd.	R & D	Korea	23.95%		126	128
SEP Co., Ltd.	R & D	Korea	21.26%		27	7
Hankook Electric Power Information Co., Ltd.	R & D	Korea	25.25%		38	161
Tronix Co., Ltd.	R & D	Korea	20.00%		75	109
O2&B Global Co., Ltd.	R & D	Korea	20.00%		25	35
Muan Sunshine Solar Power Plant Co., Ltd.	Power generation	Korea	20.00%		1,570	1,268
Bigeum Resident Photovoltaic Power Co., Ltd.	Power generation	Korea	29.90%		1	—
Goesan Solar Park Co., Ltd.	Power generation	Korea	29.00%		1,276	1,927
Saemangeum Heemang Photovoltaic Co., Ltd.	Power generation	Korea	35.00%		11,022	10,238
Bitgoel Eco Energy Co., Ltd.	Power generation	Korea	29.00%		4,640	4,356
Jeju Gimnyeong Wind Power Co., Ltd.	Power generation	Korea	30.00%		714	911
Seoroseoro Sunny Power Plant Co., Ltd.	Power generation	Korea	42.58%		706	721
Muan Solar Park Co., Ltd.	Power generation	Korea	20.00%		4,400	6,083
YuDang Solar Co., Ltd.	Power generation	Korea	20.00%		360	565
Anjwa Smart Farm & Solar City Co., Ltd.	Power generation	Korea	20.00%		5,651	6,784
Daewon Green Energy Co., Ltd.	Power generation	Korea	25.36%		3,910	3,877
G.GURU Co., Ltd.	R & D	Korea	24.65%		493	403
UD4M Co., Ltd.(*2)	R & D	Korea	12.50%		75	144
Dongbu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		190	265
Seobu Highway Solar Co., Ltd.	Power generation	Korea	20.00%		195	289
Korea Energy Data Co., Ltd.	R & D	Korea	29.37%		60	62
Gangneung Sacheon Fuel Cell Co., Ltd.(*7)	Power generation	Korea	65.00%		1,950	1,878
Kosture Co., Ltd.(*2)	Coal recycling business	Korea	0.26%		—	—
Digital Innovation Growth Fund(*7)	Holding company	Korea	76.92%		10,000	9,890
Taebaek Gadeoksan Wind Power Co., Ltd.(*18)	Power generation	Korea	39.65%		12,570	16,495
Chuncheon Green Energy Co., Ltd.(*7)	Power generation	Korea	68.00%		3,400	3,372
Yeomsubong Wind Power Co., Ltd.	Power generation	Korea	48.72%		95	95
Yeongyang Wind Power Corporation II	Power generation	Korea	30.00%		7,965	7,965
Haeparang Energy Co., Ltd.	Power generation	Korea	25.00%		2,241	2,241
Saemangeum Sebit Power Plant Co., Ltd.(*7)	Power generation	Korea	69.55%		6,000	6,000

					3,059,835	5,232,373

<Joint ventures>
KEPCO-Uhde Inc.(*11)	Power generation	Korea	52.80%		11,355	58
Shuweihat Asia Power Investment B.V.	Holding company	Netherlands	49.00%		44,405	37,069
Shuweihat Asia Operation & Maintenance Company(*11)	Maintenance of utility plant	Cayman	55.00%		30	1,380
Waterbury Lake Uranium L.P.	Resources development	Canada	33.10%		26,602	21,590
ASM-BG Investicii AD	Power generation	Bulgaria	50.00%		16,101	18,692
RES Technology AD	Power generation	Bulgaria	50.00%		15,595	16,703
KV Holdings, Inc.	Power generation	Philippines	40.00%		2,103	2,527

2021
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
KEPCO SPC Power Corporation(*11)	Construction and operation of utility plant	Philippines	75.20%	￦	94,579	198,979
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	China	40.00%		16,621	6,635
Datang Chifeng Renewable Power Co., Ltd.	Power generation	China	40.00%		121,928	204,587
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	China	40.00%		39,872	44,217
Rabigh Electricity Company	Power generation	Saudi Arabia	40.00%		109,743	143,678
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	Saudi Arabia	40.00%		70	4,071
Jamaica Public Service Company Limited	Power generation	Jamaica	40.00%		301,910	294,649
KW Nuclear Components Co., Ltd.	Manufacturing	Korea	45.00%		833	15,734
Busan Shinho Solar Power Co., Ltd.	Power generation	Korea	25.00%		2,100	5,841
Global Trade Of Power System Co., Ltd.(*12)	Exporting products and technology of small or medium business by proxy	Korea	29.00%		290	597
Expressway Solar-light Power Generation Co., Ltd.(*12)	Power generation	Korea	29.00%		1,856	3,084
Amman Asia Electric Power Company(*11)	Power generation	Jordan	60.00%		111,476	178,679
KAPES, Inc.(*11)	R & D	Korea	51.00%		5,629	—
Honam Wind Power Co., Ltd.	Power generation	Korea	29.00%		3,480	4,041
Korea Power Engineering Service Co., Ltd.	Construction and service	Korea	29.00%		290	5,415
Chun-cheon Energy Co., Ltd.	Power generation	Korea	29.90%		52,700	25,896
Yeonggwangbaeksu Wind Power Co., Ltd.(*12)	Power generation	Korea	15.00%		3,000	2,728
Nghi Son 2 Power LLC	Power generation	Vietnam	50.00%		2,781	—
Kelar S.A.(*11)	Power generation	Chile	65.00%		78,060	86,695
PT. Tanjung Power Indonesia	Power generation	Indonesia	35.00%		26,892	46,546
Incheon New Power Co., Ltd.(*13)	Power generation	Korea	29.00%		461	—
Seokmun Energy Co., Ltd.	Power generation	Korea	29.00%		15,370	13,842
Daehan Wind Power PSC	Power generation	Jordan	50.00%		7,493	5,154
Barakah One Company(*14)	Power generation	UAE	18.00%		118	—
Nawah Energy Company(*14)	Operation of utility plant	UAE	18.00%		296	294
Momentum	International thermonuclear experimental reactor construction management	France	33.33%		1	368
Daegu Green Power Co., Ltd.(*15)	Power generation	Korea	29.00%		46,225	24,054
Yeonggwang Wind Power Co., Ltd.	Power generation	Korea	46.00%		17,475	17,646
Chester Solar IV SpA	Power generation	Chile	45.00%		1,700	—
Chester Solar V SpA	Power generation	Chile	45.00%		525	25
Diego de Almagro Solar SpA	Power generation	Chile	45.00%		2,091	362
South Jamaica Power Company Limited	Power generation	Jamaica	20.00%		20,430	37,360
Daesan Green Energy Co., Ltd.	Power generation	Korea	35.00%		17,850	21,244
RE Holiday Holdings LLC	Power generation	USA	50.00%		42,948	73,167
RE Pioneer Holdings LLC	Power generation	USA	50.00%		27,891	47,015
RE Barren Ridge 1 Holdings LLC	Power generation	USA	50.00%		28,021	1,883
RE Astoria 2 LandCo LLC	Power generation	USA	50.00%		5,188	5,998
RE Barren Ridge LandCo LLC	Power generation	USA	50.00%		2,187	2,120
Laurel SpA	Power generation	Chile	45.00%		1,222	290
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd(*12)	Power generation	Australia	12.37%		4,095	3,625
Chile Solar JV SpA	Power generation	Chile	50.00%		37,689	32,457
Cheong-Song Noraesan Wind Power Co., Ltd.	Power generation	Korea	29.01%		3,200	4,106
Chester Solar I SpA	Power generation	Chile	45.00%		1,181	1,120
Solar Philippines Calatagan Corporation	Power generation	Philippines	38.00%		47,903	58,231
Saemangeum Solar Power Co., Ltd.(*16)	Power generation	Korea	81.01%		26,400	23,939
Chungsongmeon BongSan wind power Co., Ltd.(*12)	Power generation	Korea	29.00%		2,900	3,808
Jaeun Resident Wind Power Plant Co., Ltd.	Power generation	Korea	29.00%		2,494	1,958

2021
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
DE Energia SpA	Power generation	Chile	49.00%	￦	8,364	8,921
Dangjin Eco Power Co., Ltd.	Power generation	Korea	34.00%		25,661	26,109
Haemodum Solar Co., Ltd.	Power generation	Korea	49.00%		2,940	3,081
Yangyang Wind Power Co., Ltd.	Power generation	Korea	50.00%		12,000	11,191
Horus Solar, S.A. De C.V.(*17)	Renewable power generation	Mexico	14.95%		5,068	5,842
Recursos Solares PV De Mexico II, S.A. De C.V.(*17)	Renewable power generation	Mexico	14.95%		3,678	4,536
Sunmex Renovables, S.A. De C.V.(*17)	Renewable power generation	Mexico	14.95%		1,678	1,610
Stavro Holding II A.B.	Holding company	Sweden	20.00%		17,615	17,627
Solaseado Solar Power Co., Ltd.	Power generation	Korea	38.90%		7,020	9,891
Yeongam Solar Power Co., Ltd.(*12)	Power generation	Korea	19.00%		6,460	6,838
Samsu Wind Power Co., Ltd.(*12)	Power generation	Korea	19.00%		2,637	2,828
Pulau Indah Power Plant Sdn. Bhd.	Power generation	Malaysia	25.00%		23,833	22,099
Sam-Yang Photovoltaic Power Co., Ltd.	Power generation	Korea	49.00%		5,245	4,993
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Holding company	Korea	29.53%		19,983	21,456
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream(*11)	Holding company	Korea	90.00%		15,699	16,288
PT Barito Wahana Tenaga	Power generation	Indonesia	30.61%		59,535	81,595
Cheongna Energy Co., Ltd.(*16)	Generating and distributing vapor and hot/cold water	Korea	50.10%		49,344	11,198
Naepo Green Energy Co., Ltd.	Power generation	Korea	29.20%		29,200	—
Dayone Energy Co., Ltd.(*19)	Power generation	Korea	30.66%		71,070	—
OneEnergy Asia Limited	Power generation	Vietnam	40.00%		76,916	79,700
KAS Investment I LLC	Holding company	USA	29.89%		23,437	15,273
KAS Investment II LLC	Holding company	USA	29.89%		23,343	15,213
Energyco Co., Ltd.	Power generation	Korea	29.00%		1,659	1,535
CAES, LLC	Holding company	USA	36.00%		19,414	18,435
Hapcheon Floating Photovoltaic Power Plant Inc.(*12)	Power generation	Korea	49.00%		7,512	6,971
Busan Industrial Solar Power Co., Ltd.	Power generation	Korea	28.02%		510	612
Bitsolar Energy Co., Ltd.	Power generation	Korea	27.10%		352	352
Pulau Indah O&M Sdn. Bhd.(*20)	Power generation	Malaysia	60.00%		—	—
Guadalupe Solar SpA(*20)	Power generation	Chile	60.00%		1,397	659
Omisan Wind Power Co., Ltd.	Power generation	Korea	42.00%		10,752	10,633
Foresight Iberian Solar Group Holding, S.L.(*20)	Power generation	Spain	75.00%		9,697	9,743
Yeongwol Eco Wind Co., Ltd.	Power generation	Korea	29.00%		3,089	3,196
Gurae Resident Power Co., Ltd.	Power generation	Korea	29.00%		386	395
Cheongju Eco Park Co., Ltd.	Power generation	Korea	29.00%		5,858	5,465
Enel X Midland Photovoltaic, LLC	Power generation	Korea	20.00%		1,695	1,688
Geumsungsan Wind Power Co., Ltd.	Power generation	Korea	29.00%		6,531	6,053
KEPCO KPS Carabao Corp.	Utility plant maintenance	Philippines	40.00%		93	386
Prime Swedish Holding AB	Holding company	Sweden	45.00%		14,514	15,441
Goheung New Energy Co., Ltd.	Power generation	Korea	46.15%		12,959	11,708
Gunsan Land Solar Co., Ltd.(*20)	Power generation	Korea	75.29%		19,091	19,317
CapMan Lynx SCA, SICAR	Holding company	Luxembourg	50.00%		9,601	9,976
International Offshore Power Transmission Holding Company Limited	Undersea transmission network operation	UAE	35.00%		—	—
					2,069,491	2,239,011

				￦	5,129,326	7,471,384

(*1)	Due to changes in equity, the nominal and effective percentage of ownership are 20.47%.

(*2)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Company’s financial and operating policy of the board of directors.

(*3)
The effective percentage of ownership is 100%. However, the Government regulates the Company’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Company’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Company can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.

(*4)
The effective percentage of ownership is less than 20%. However, the Company can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Company has significant financial transactions, which can affect its significant influence on the entity.

(*5)	Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component.

(*6)	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.

(*7)
The effective percentage of ownership is more than 50% but the Company does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*8)
The effective percentage of ownership is more than 50% but the Company does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.

(*9)
The effective percentage of ownership is less than 20%. However, the Company considers the major decision-making body to be the general decision of the board of directors, and the general decision of the board of directors can be passed only by two directors of Namjeongsusang Solar Power Operation Co., Ltd. Accordingly, the entity is classified as an associate.

(*10)	According to the shareholders’ agreement, additional investment of 50% of total stake is agreed by March 2022.

(*11)
The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. Accordingly, the entities are classified as joint ventures.

(*12)	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.

(*13)
The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.

(*14)	The effective percentage of ownership is less than 20%. However, decisions in relevant actitvities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.

(*15)	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.

(*16)	The effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*17)
The effective percentage of ownership is less than 20%. However, according to the shareholders’ agreement, decisions related pricipal operation must be agreed by all ownership parties. Accordingly, the Company can exercise significant influence.

(*18)	The percentage of ownership decreased due to the unequal capital increase. The entity was reclassified from a joint venture to an associate, due to the changes in voting rights.

(*19)
According to the Dayone Energy Co., Ltd. Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of Dayone Energy Co., Ltd. held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.

(*20)	The effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

2022
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Gas Corporation	Importing and wholesaling LNG	KOREA	20.47%	￦	94,500	2,085,296
Korea Electric Power Industrial Development Co., Ltd.	Electricity metering and others	KOREA	29.00%		4,727	31,078
YTN Co., Ltd.(*1)	Broadcasting	KOREA	21.43%		59,000	55,027
Gangwon Wind Power Co., Ltd.(*2)	Power generation	KOREA	15.00%		5,725	12,158
Hyundai Green Power Co., Ltd.	Power generation equipment consignment and operation service	KOREA	29.00%		88,885	119,791
Korea Power Exchange(*3)	Management of power market and others	KOREA	100.00%		127,839	275,126
Taebaek Wind Power Co., Ltd.(*29)	Power generation	KOREA	60.00%		11,494	14,501
Taebaek Guinemi Wind Power Co., Ltd.(*29)	Power generation	KOREA	67.25%		12,637	13,049
Daeryun Power Co., Ltd.(*2)	Power generation	KOREA	6.85%		40,854	26,727
KNH Solar Co., Ltd.	Power generation	KOREA	27.00%		1,296	2,883
SPC Power Corporation(*30)	Power generation	PHILIPPINES	38.00%		20,635	70,868
Gemeng International Energy Co., Ltd.	Power generation	CHINA	34.00%		413,153	578,821
PT. Cirebon Electric Power	Power generation	INDONESIA	27.50%		40,365	135,114
KNOC Nigerian East Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
KNOC Nigerian West Oil Co., Ltd.(*4)	Resources development	NIGERIA	14.63%		12	—
PT Wampu Electric Power	Power generation	INDONESIA	46.00%		21,292	37,743
PT. Bayan Resources TBK	Resources development	INDONESIA	20.00%		615,860	684,719
S-Power Co., Ltd.	Power generation	KOREA	49.00%		132,300	141,128
Pioneer Gas Power Limited	Power generation	INDIA	38.50%		49,831	—
Eurasia Energy Holdings	Power generation and resources development	RUSSIA	40.00%		461	—
Xe-Pian Xe-Namnoy Power Co., Ltd.	Power generation	LAOS	25.00%		87,426	115,584
PT. Mutiara Jawa	Manufacturing and operating floating coal terminal	INDONESIA	29.00%		2,978	3,597
Samcheok Eco Materials Co., Ltd.(*5)	Recycling fly ashes	KOREA	2.35%		686	—
Noeul Green Energy Co., Ltd.	Power generation	KOREA	29.00%		1,740	—
Goseong Green Power Co., Ltd.	Power generation	KOREA	29.00%		262,740	288,893
Gangneung Eco Power Co., Ltd.(*2)	Power generation	KOREA	1.61%		2,900	—
Shin Pyeongtaek Power Co., Ltd.	Power generation	KOREA	40.00%		72,000	133,823
Haeng Bok Do Si Photovoltaic Power Co., Ltd.	Power generation	KOREA	28.00%		194	278
Dongducheon Dream Power Co., Ltd.(*6)	Power generation	KOREA	33.61%		148,105	89,300
Jinbhuvish Power Generation Pvt. Ltd.(*2)	Power generation	INDIA	5.16%		9,000	—
Daejung Offshore Wind Power Co., Ltd.	Power generation	KOREA	46.59%		5,190	1,555
GS Donghae Electric Power Co., Ltd.	Power generation	KOREA	34.00%		204,000	260,145
Daegu Photovoltaic Co., Ltd.	Power generation	KOREA	29.00%		1,230	2,849
Busan Green Energy Co., Ltd.	Power generation	KOREA	29.00%		5,243	4,395
Gunsan Bio Energy Co., Ltd.(*2)	Power generation	KOREA	18.87%		1,000	—
Hansuwon KNP Co., Ltd.	Electric material agency	KOREA	28.98%		537	280
Korea Electric Power Corporation Fund(*7)	Developing electric enterprises	KOREA	98.09%		23,113	28,842
Energy Infra Asset Management Co., Ltd.(*2)	Asset management	KOREA	9.90%		297	1,184
Daegu clean Energy Co., Ltd.	Renewable power generation	KOREA	28.00%		140	12
YaksuESS Co., Ltd.	Installing ESS related equipment	KOREA	29.00%		210	486
Nepal Water & Energy Development Company Private Limited (*8)	Construction and operation of utility plant	NEPAL	69.06%		70,228	69,940
Gwangyang Green Energy Co., Ltd.	Power generation	KOREA	20.00%		26,800	25,044
PND solar Co., Ltd.	Power generation	KOREA	29.00%		1,250	1,403
Hyundai Eco Energy Co., Ltd.(*2)	Power generation	KOREA	19.00%		3,610	7,631
YeongGwang Yaksu Wind Electric Co., Ltd.(*2)	Power generation	KOREA	9.63%		533	156
Green Energy Electricity Generation Co., Ltd.	Power generation	KOREA	29.00%		1,189	1,571

2022
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Associates>
Korea Energy Solutions Co., Ltd.	R & D	KOREA	20.00%	￦	300	93
ITR Co., Ltd.	R & D	KOREA	20.00%		50	—
Structure test network Co., Ltd.	Technical testing and consulting	KOREA	20.00%		25	366
Namjeongsusang Solar Power Operation Co., Ltd.(*9)	Power generation	KOREA	15.00%		969	373
Indeck Niles Development, LLC	Power generation	USA	50.00%		263,825	302,038
Indeck Niles Asset Management, LLC	Power generation	USA	33.33%		—	94
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	Holding company	KOREA	49.00%		6,910	6,932
Suwon New Power Co., Ltd.	Power generation	KOREA	39.90%		798	919
Gwangbaek Solar Power Investment Co., Ltd.	Power generation	KOREA	44.00%		4,757	5,133
Go deok Clean Energy Co., Ltd.	Fuel cell generation	KOREA	40.00%		5,560	4,420
SureDataLab Co., Ltd.	R & D	KOREA	23.95%		126	177
SEP Co., Ltd.	R & D	KOREA	21.26%		27	—
Hankook Electric Power Information Co., Ltd. (*13)	R & D	KOREA	16.49%		38	220
Tronix Co., Ltd. (*13)	R & D	KOREA	12.50%		75	66
O2&B Global Co., Ltd.	R & D	KOREA	20.00%		25	36
Muan Sunshine Solar Power Plant Co., Ltd.	Power generation	KOREA	20.00%		1,570	2,562
Bigeum Resident Photovoltaic Power Co., Ltd.	Power generation	KOREA	29.90%		1	—
Goesan Solar Park Co., Ltd.	Power generation	KOREA	29.00%		1,276	2,591
Saemangeum Heemang Photovoltaic Co., Ltd.	Power generation	KOREA	35.00%		11,022	13,010
Bitgoel Eco Energy Co., Ltd.	Power generation	KOREA	49.25%		7,880	8,951
Jeju Gimnyeong Wind Power Co., Ltd.	Power generation	KOREA	30.00%		714	872
Seoroseoro Sunny Power Plant Co., Ltd.	Power generation	KOREA	42.58%		706	859
Muan Solar park Co., Ltd.	Power generation	KOREA	20.00%		4,400	7,838
YuDang Solar Co., Ltd.	Power generation	KOREA	20.00%		360	586
Anjwa Smart Farm & Solar City Co., Ltd.	Power generation	KOREA	20.00%		5,651	8,662
Daewon Green Energy Co., Ltd.	Power generation	KOREA	25.36%		3,910	4,485
G.GURU Co., Ltd.	R & D	KOREA	24.65%		493	300
UD4M Co., Ltd.(*10)	R & D	KOREA	12.50%		75	161
Dongbu Highway Solar Co., Ltd.	Power generation	KOREA	20.00%		190	352
Seobu Highway Solar Co., Ltd.	Power generation	KOREA	20.00%		195	316
Korea Energy Data Co., Ltd.	R & D	KOREA	29.37%		60	62
Gangneung Sacheon Fuel Cell Co., Ltd.	Power generation	KOREA	41.00%		5,695	4,277
KOSTURE Co., Ltd.(*2)	Coal recycling business	KOREA	0.82%		1	1
Taebaek Gadeoksan Wind Power Co., Ltd.	Power generation	KOREA	34.00%		12,570	20,040
Chuncheon Green Energy Co., Ltd.	Power generation	KOREA	45.00%		9,540	9,155
Yeomsubong Wind Power Co., Ltd. (*11)	Power generation	KOREA	3.81%		95	62
Yeongyang Wind Power Corporation II	Power generation	KOREA	30.00%		7,965	7,461
Haeparang Energy Co., Ltd.	Power generation	KOREA	25.00%		2,241	2,188
Saemangeum Sebit Power Plant Co., Ltd.(*12)	Power generation	KOREA	63.33%		13,788	23,199
Boulder Solar III, LLC	Power generation	USA	30.00%		715	744
PlatformN. Co., Ltd.	R & D	KOREA	29.58%		105	84
PT. Cirebon Energi Prasarana (*9)	Power generation	INDONESIA	10.00%		26,710	69,035
Green Radiation Co., Ltd. (*13)	R & D	KOREA	10.00%		20	11
Future Convergence Technology Laboratory. Co., Ltd.	R & D	KOREA	20.12%		76	50
SC E&G. Co,. Ltd.	R & D	KOREA	20.00%		90	214
Wang San Engineering. Co,. Ltd.	R & D	KOREA	20.00%		81	166
ACE	R & D	KOREA	20.00%		20	20
Environment and Energy Co., Ltd. (*13)	R & D	KOREA	10.54%		11	10
Santiago Solar Power SpA	Power generation	CHILE	50.00%		13,851	13,373
Yanggu Floating Photovoltaic Power Plant Inc.	Power generation	KOREA	29.00%		904	903

					3,089,683	5,844,464

2022
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
KEPCO-Uhde Inc.(*14)	Power generation	KOREA	52.80%	￦	11,355	17
Shuweihat Asia Power Investment B.V.	Holding company	NETHERLANDS	49.00%		44,405	66,452
Shuweihat Asia Operation & Maintenance Company(*14)	Maintenance of utility plant	CAYMAN	55.00%		30	1,631
Waterbury Lake Uranium L.P. (*15)	Resources development	CANADA	32.59%		26,602	21,750
ASM-BG Investicii AD	Power generation	BULGARIA	50.00%		9,846	14,555
RES Technology AD	Power generation	BULGARIA	50.00%		11,922	15,133
KV Holdings, Inc. (*30)	Power generation	PHILIPPINES	40.00%		2,103	9,659
KEPCO SPC Power Corporation(*14,30)	Construction and operation of utility plant	PHILIPPINES	75.20%		94,579	179,594
Gansu Datang Yumen Wind Power Co., Ltd.	Power generation	CHINA	40.00%		16,621	6,024
Datang Chifeng Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		121,928	191,982
Datang KEPCO Chaoyang Renewable Power Co., Ltd.	Power generation	CHINA	40.00%		39,872	44,398
Rabigh Electricity Company	Power generation	SAUDI ARABIA	40.00%		109,743	214,607
Rabigh Operation & Maintenance Company Limited	Maintenance of utility plant	SAUDI ARABIA	40.00%		70	5,113
Jamaica Public Service Company Limited	Power generation	JAMAICA	40.00%		301,910	331,407
KW Nuclear Components Co., Ltd.	Manufacturing	KOREA	45.00%		833	17,090
Busan Shinho Solar Power Co., Ltd.	Power generation	KOREA	25.00%		2,100	6,719
Global Trade Of Power System Co., Ltd.(*16)	Exporting products and technology of small or medium business by proxy	KOREA	29.00%		290	698
Expressway Solar-light Power Generation Co., Ltd.(*17)	Power generation	KOREA	50.00%		1,856	4,754
Amman Asia Electric Power Company(*14)	Power generation	JORDAN	60.00%		111,476	220,254
KAPES, Inc.(*14)	R & D	KOREA	51.00%		5,629	—
Honam Wind Power Co., Ltd.	Power generation	KOREA	29.00%		3,480	4,819
Korea Power Engineering Service Co., Ltd.	Construction and service	KOREA	29.00%		290	5,543
Chun-cheon Energy Co., Ltd.	Power generation	KOREA	29.90%		52,700	32,044
Yeonggwangbaeksu Wind Power Co., Ltd.(*16)	Power generation	KOREA	15.00%		3,000	3,151
Nghi Son 2 Power LLC	Power generation	VIETNAM	50.00%		175,261	408,839
Kelar S.A.(*14)	Power generation	CHILE	65.00%		78,060	117,137
PT. Tanjung Power Indonesia	Power generation	INDONESIA	35.00%		57,039	92,907
Incheon New Power Co., Ltd.(*18)	Power generation	KOREA	29.00%		461	198
Seokmun Energy Co., Ltd.	Power generation	KOREA	29.00%		15,370	17,336
Daehan Wind Power PSC	Power generation	JORDAN	50.00%		7,493	13,923
Barakah One Company(*19)	Power generation	UAE	18.00%		118	—
Nawah Energy Company(*19)	Operation of utility plant	UAE	18.00%		296	315
Momentum	International thermonuclear experimental reactor construction management	FRANCE	33.33%		1	345
Daegu Green Power Co., Ltd.(*20)	Power generation	KOREA	29.00%		46,225	29,360
Yeonggwang Wind Power Co., Ltd.	Power generation	KOREA	46.00%		17,475	20,713
Chester Solar IV SpA	Power generation	CHILE	45.00%		1,700	181
Chester Solar V SpA	Power generation	CHILE	45.00%		525	156
Diego de Almagro Solar SpA	Power generation	CHILE	45.00%		2,091	540
South Jamaica Power Company Limited	Power generation	JAMAICA	20.00%		20,430	46,437
Daesan Green Energy Co., Ltd.	Power generation	KOREA	35.00%		17,850	19,218
RE Holiday Holdings LLC	Power generation	USA	50.00%		42,948	85,370
RE Pioneer Holdings LLC	Power generation	USA	50.00%		27,891	55,172
RE Barren Ridge 1 Holdings LLC	Power generation	USA	50.00%		28,021	3,350
RE Astoria 2 LandCo LLC	Power generation	USA	50.00%		5,188	6,599
RE Barren Ridge LandCo LLC	Power generation	USA	50.00%		2,187	2,333
Laurel SpA	Power generation	CHILE	45.00%		1,222	554
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd(*16)	Power generation	AUSTRALIA	12.37%		4,095	3,651
Chile Solar JV SpA	Power generation	CHILE	50.00%		12,674	9,819
Cheong-Song Noraesan Wind Power Co., Ltd.(*15)	Power generation	KOREA	29.01%		3,200	4,263
Chester Solar I SpA	Power generation	CHILE	45.00%		1,181	1,314
Solar Philippines Calatagan Corporation	Power generation	PHILIPPINES	38.00%		47,903	56,902
Saemangeum Solar Power Co., Ltd.(*21)	Power generation	KOREA	81.01%		26,400	23,551
Chungsongmeon BongSan wind power Co., Ltd.(*16)	Power generation	KOREA	29.00%		2,900	3,470

2022
Investees	Key operation activities	Location	Percentage of ownership		Acquisition cost	Book value
	In millions of won
<Joint ventures>
Jaeun Resident Wind Power Plant Co., Ltd.(*16)	Power generation	KOREA	29.00%	￦	2,494	2,236
DE Energia SpA	Power generation	CHILE	49.00%		8,364	9,536
Dangjin Eco Power Co., Ltd.	Power generation	KOREA	34.00%		25,661	26,859
Haemodum Solar Co., Ltd.	Power generation	KOREA	49.00%		2,940	3,367
Yangyang Wind Power Co., Ltd.	Power generation	KOREA	50.00%		12,000	10,864
HORUS SOLAR, S.A. DE C.V. (*22)	Renewable power generation	MEXICO	14.95%		5,068	6,976
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V. (*22)	Renewable power generation	MEXICO	14.95%		3,678	4,899
SUNMEX RENOVABLES, S.A. DE C.V. (*22)	Renewable power generation	MEXICO	14.95%		1,678	1,657
Stavro Holding II A.B.	Holding company	SWEDEN	20.00%		18,566	17,171
Solaseado Solar Power Co., Ltd.	Power generation	KOREA	39.00%		7,020	16,233
Yeongam Solar Power Co., Ltd. (*16)	Power generation	KOREA	19.00%		6,460	9,879
Samsu Wind Power Co., Ltd. (*16)	Power generation	KOREA	19.00%		2,637	3,205
Pulau Indah Power Plant Sdn. Bhd.	Power generation	MALAYSIA	25.00%		23,833	26,814
NH-Amundi Global Infrastructure Investment Private Investment Trust 21	Holding company	KOREA	29.53%		20,061	21,723
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream (*14)	Holding company	KOREA	90.00%		15,012	15,587
PT Barito Wahana Tenaga	Power generation	INDONESIA	30.61%		59,574	137,047
Cheongna Energy Co., Ltd.(*21)	Generating and distributing vapor and hot/cold water	KOREA	50.10%		49,344	10,758
Naepo Green Energy Co., Ltd.	Power generation	KOREA	29.20%		29,200	—
Dayone Energy Co., Ltd.(*23)	Power generation	KOREA	30.66%		71,070	—
OneEnergy Asia Limited	Power generation	VIETNAM	40.00%		115,949	172,218
KAS Investment I LLC(*15)	Holding company	USA	29.89%		23,437	18,247
KAS Investment II LLC(*15)	Holding company	USA	29.89%		23,343	18,173
Energyco Co., Ltd.	Power generation	KOREA	29.00%		1,659	2,190
CAES, LLC	Holding company	USA	36.00%		19,414	20,805
Hapcheon Floating Photovoltaic Power Plant Inc.(*16)	Power generation	KOREA	49.00%		7,512	8,471
Busan Industrial Solar Power Co., Ltd.	Power generation	KOREA	28.02%		510	1,168
Bitsolar Energy Co., Ltd.	Power generation	KOREA	27.10%		352	352
Pulau Indah O&M Sdn. Bhd.(*24)	Power generation	MALAYSIA	60.00%		—	—
Guadalupe Solar SpA(*24)	Power generation	CHILE	60.00%		1,397	913
Omisan Wind Power Co., Ltd.	Power generation	KOREA	42.00%		10,752	10,411
Foresight Iberian Solar Group Holding, S.L.(*24)	Power generation	SPAIN	75.00%		11,465	10,565
Yeongwol Eco Wind Co., Ltd.	Power generation	KOREA	29.00%		3,089	3,155
Gurae Resident Power Co., Ltd.	Power generation	KOREA	29.00%		386	391
Cheongju Eco Park Co., Ltd.	Power generation	KOREA	29.00%		5,858	10,490
Enel X Midland Photovoltaic, LLC	Power generation	KOREA	20.00%		1,695	1,856
Geumsungsan Wind Power Co., Ltd.	Power generation	KOREA	29.00%		6,531	3,493
KEPCO KPS CARABAO Corp.(*18)	Utility plant maintenance	PHILIPPINES	40.00%		93	177
Prime Swedish Holding AB	Holding company	SWEDEN	45.00%		35,410	36,245
Goheung New Energy Co., Ltd.	Power generation	KOREA	46.15%		12,959	11,832
Gunsan Land Solar Co., Ltd.(*24)	Power generation	KOREA	75.29%		19,091	27,544
CapMan Lynx SCA, SICAR	Holding company	LUXEMBOURG	50.00%		9,601	—
International Offshore Power Transmission Holding Company Limited	Undersea transmission network operation	UAE	35.00%		—	—
Pyeongchang Wind Power Co., Ltd. (*28)	Power generation	KOREA	58.00%		9,329	14,464
Eumseong Eco Park Co., Ltd.	Power generation	KOREA	29.00%		5,741	5,557
Songsan Green Energy Co., Ltd. (*15)	Fuel cell generation	KOREA	25.00%		1,400	1,387
Changwon Nu-ri Energy Co., Ltd. (*15)	Fuel cell generation	KOREA	33.33%		500	497
Hasami Wind Farm Corporation	Power generation	KOREA	29.00%		1,596	1,589
PungBack Wind Farm Corporation (*26)	Power generation	KOREA	32.89%		7,885	6,743
Trumbull Asset Management, LLC (*27)	Holding company	USA	78.00%		—	246
S-Power Chile SpA	Power generation	CHILE	50.00%		127	127
Seungmun Green Energy	Power generation	KOREA	33.00%		8,973	9,054
Seobusambo highway photovoltaics Co., Ltd. (*25)	Power generation	KOREA	80.00%		3,020	3,066
					2,332,579	3,147,584

				￦	5,422,262	8,992,048

(*1)
The Company is planning to sell its investments in YTN Co., Ltd. based on the resolution of the Board of Directors on November 23, 2022, but investments in YTN Co., Ltd. are not classified as assets held-for-sale as the Company hasn’t started the active selling procedures as of December 31, 2022.

(*2)
The effective percentage of ownership is less than 20%. However, the Group can exercise significant influence by virtue of its contractual right to appoint directors to the board of directors of the entity, and by strict decision criteria of the Group’s financial and operating policy of the board of directors.

(*3)
The effective percentage of ownership is 100%. However, the Government regulates the Group’s ability to make operating and financial decisions over the entity, as the Government requires maintaining arms-length transactions between KPX and the Group’s other subsidiaries. Accordingly, the entity is not classified as a consolidated subsidiary. The Group can exercise significant influence by virtue of right to nominate directors to the board of directors of the entity.

(*4)
The effective percentage of ownership is less than 20%. However, the Group can exercise significant influence by virtue of its contractual right to appoint one out of four members of the steering committee of the entity. Moreover, the Group has significant financial transactions, which can affect its significant influence on the entity.

(*5)	Although the nominal percentage of ownership is 2.35%, the effective percentage of ownership is 25.54%, considering redeemable convertible preferred stock as a liability component.

(*6)	The effective percentage of ownership is 34.01% considering the conversion of redeemable convertible preferred stock into ordinary stock.

(*7)
The effective percentage of ownership is more than 50% but the Group does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*8)
The effective percentage of ownership is more than 50% but the Group does not hold control over the entity according to the shareholders’ agreement. Accordingly, the entity is classified as an associate.

(*9)
The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Group excercises significant influence over the decisions related to finance and operation.

(*10)
The effective percentage of ownership is 14.29% due to the acquisition of treasury stocks. The effective percentage of ownership is less than 20%. However, the Group excercises significant influence over the decisions related to finance and operation by virtue of right to nominate directors to the board of directors of the entity.

(*11)
The effective percentage of ownership decreased due to the disproportionate paid-in capital increase, and the effective percentage of ownership is less than 20%. However, the Group excercises significant influence over all decisions related to finance and operation.

(*12)
The effective percentage of ownership decreased due to the disproportionate paid-in capital increase during the year ended December 31, 2022. The effective percentage of ownership is more than 50% but the Group does not hold control over relevant business while it exercises significant influence by participating in the Investment Decision Committee. Accordingly, the entity is classified as an associate.

(*13)	The effective percentage of ownership is less than 20%. However, the entity is classified as an associate because the Group excercises significant influence over the entity.

(*14)
The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Group can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.

(*15)	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.

(*16)	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.

(*17)	The effective percentage of ownership increased due to the disproportionate capital reduction of financial investors during the year ended December 31, 2022.

(*18)
The joint arrangement which the Group has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.

(*19)	The effective percentage of ownership is less than 20%. However, decisions in relevant actitvities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.

(*20)	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.

(*21)	The effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*22)
The effective percentage of ownership is less than 20%. However, according to the shareholders’ agreement, decisions related pricipal operation must be agreed by all ownership parties. Accordingly, the Group can exercise significant influence.

(*23)
According to the Dayone Energy Co., Ltd. Investment Agreement signed in March 2011, the Group has a commitment to guarantee principal and certain returns on shares of Dayone Energy Co., Ltd. held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Group was deemed to have acquired an additional 15.64% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Group has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.

(*24)	The effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.

(*25)
Due to the changes in the agreement, the Group lost its control over the entity. Accordingly, the entity is reclassified to a joint venture from a subsidiary. Although the effective percentage of ownership is more than 50%, decisions in relevant actitvities must be agreed by all members of the board of directors.

(*26)	The effective percentage of ownership is 37%, considering potential common stock.

(*27)
The effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.

(*28)
After addtional acquisition of the shares, the effective percentage of ownership is more than 50%. However, decisions in relevant actitvities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.

(*29)
After addtional acquisition of the shares, the effective percentage of ownership is more than 50%. However, the Group does not hold control over relevant business while it exercises significant influence by participating in the board of directors by the shareholders’ agreement. Accordingly, the entity is classified as an associate.

(*30)	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, KV Holdings, Inc. and time or proceeds of sales are not specified as of December 31, 2022.

Summary of Fair Value Associates
(2)	The fair value of associates which are actively traded on an open market and have a readily available market value as of December 31, 2021 and 2022 are as follows:

Investees		2021	2022
		In millions of won
<Associates>
Korea Electric Power Industrial Development Co., Ltd.	￦	115,339	80,454
Korea Gas Corporation(*)		738,990	684,180
YTN Co., Ltd.		26,550	50,220
SPC Power Corporation		203,589	134,814
PT. Bayan Resources TBK		1,495,801	1,132,601

(*)
An indicator of impairment has been identified for the Company’s investment in Korea Gas Corporation (“KOGAS”) for the years ended December 31, 2021 and 2022 as management determined that the carrying amount of the investment in KOGAS at ￦1,815,513 million and ￦2,085,296 million respectively were significantly higher than its fair value. Accordingly, management has assessed the recoverable amount of the investment by estimating the Company’s share of the present value of the estimated future cash flows expected to be generated by KOGAS. The carrying amount of KOGAS as at December 31, 2021 and 2022 are supported by the recoverable amount determination and as such, no impairment has been recognized for the years ended December 31, 2021 and 2022.

The recoverable amount estimate is most sensitive to assumptions regarding long-term revenue forecasts as well as the discount rate:

•	Revenue forecasts: price and volume of gas sold are based on the long-term natural gas supply and demand programs approved by the Ministry of Trade, Industry & Energy.

•
Discount rate: the discount rate is derived using the weighted average cost of capital methodology adjusted for any risks that are not reflected in the underlying cash flows. A real post-tax discount rate of 4.90% and 5.20% was applied to post-tax cash flows respectively as at December 31, 2021 and 2022.

Changes in circumstances may affect the assumptions used to determine recoverable amount and could result in an impairment of KOGAS at future reporting dates.

Summary of Changes in Investments in Associates and Joint Ventures
(3)	Changes in investments in associates and joint ventures for the years ended December 31, 2021 and 2022 are as follows:

2021
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	1,647,325	—	—	—	209,357	13,017	(54,186)	1,815,513
Korea Electric Power Industrial Development Co., Ltd.		25,630	—	—	(1,966)	378	—	575	24,617
YTN Co., Ltd.		40,549	—	—	(270)	11,192	22	335	51,828
Gangwon Wind Power Co., Ltd.		11,443	—	—	(1,703)	814	—	—	10,554
Hyundai Green Power Co., Ltd.		132,774	—	—	(8,888)	(562)	(1,346)	(23)	121,955
Korea Power Exchange		269,122	—	—	—	(10)	—	616	269,728
Taebaek Wind Power Co., Ltd.		6,392	—	—	—	408	—	—	6,800
Taebaek Guinemi Wind Power Co., Ltd.		3,087	—	—	—	270	—	—	3,357
Pyeongchang Wind Power Co., Ltd.		5,027	—	—	—	384	—	—	5,411
Daeryun Power Co., Ltd.		26,353	—	—	—	(927)	—	—	25,426
Changjuk Wind Power Co., Ltd.		7,867	—	—	(449)	937	—	—	8,355
KNH Solar Co., Ltd.		2,436	—	—	—	(158)	—	—	2,278
SPC Power Corporation		69,912	—	—	(20,468)	5,311	10,291	—	65,046
Gemeng International Energy Co., Ltd.		679,708	—	—	(11,886)	(154,930)	82,326	—	595,218
PT. Cirebon Electric Power		117,811	—	—	(18,253)	10,679	1,396	10,336	121,969
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	(14)	(938)	952	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	(15)	(862)	877	—
PT Wampu Electric Power		27,865	—	—	—	3,196	1,355	2,661	35,077
PT. Bayan Resources TBK		425,234	—	—	(68,666)	267,874	36,885	(38)	661,289
S-Power Co., Ltd.		110,292	—	—	—	12,437	57	—	122,786
Pioneer Gas Power Limited		—	—	—	—	—	—	—	—
Eurasia Energy Holdings		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		64,570	—	—	—	19,306	8,565	—	92,441
Hadong Mineral Fiber Co., Ltd.		—	—	—	—	—	—	—	—
PT. Mutiara Jawa		1,780	—	—	—	630	159	—	2,569
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		4,197	—	—	—	(389)	—	—	3,808
Goseong Green Power Co., Ltd.		2,186	259,840	—	—	(1,168)	—	—	260,858
Gangneung Eco Power Co., Ltd.		2,368	—	—	—	(80)	—	—	2,288
Shin Pyeongtaek Power Co., Ltd.		69,591	—	—	—	23,476	—	7	93,074
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		210	—	—	—	13	—	—	223
Dongducheon Dream Power Co., Ltd.		80,637	—	—	—	(6,439)	—	—	74,198
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
Daejung Offshore Wind Power Co., Ltd.		2,165	—	—	—	(461)	—	—	1,704
GS Donghae Electric Power Co., Ltd.		244,426	—	—	(15,640)	14,972	—	14	243,772
Daegu Photovoltaic Co., Ltd.		2,066	—	—	(206)	482	—	—	2,342
Busan Green Energy Co., Ltd.		8,778	—	—	—	(3,750)	—	4	5,032
Gunsan Bio Energy Co., Ltd.		—	—	—	—	—	—	—	—
Korea Electric Vehicle Charging Service		576	—	—	—	(283)	—	957	1,250
Hansuwon KNP Co., Ltd.		200	—	—	—	19	—	—	219
Korea Electric Power Corporation Fund		41,926	—	(3,090)	—	9,065	82	—	47,983
Energy Infra Asset Management Co., Ltd.		938	—	—	—	128	—	—	1,066
Daegu clean Energy Co., Ltd.		12	—	—	—	—	—	—	12
YaksuESS Co., Ltd.		454	—	—	—	262	—	—	716
Nepal Water & Energy Development Company Private Limited		42,677	19,960	—	—	(616)	4,312	—	66,333
Gwangyang Green Energy Co., Ltd.		926	24,800	—	—	(138)	(122)	—	25,466
PND Solar Co., Ltd.		1,149	—	—	—	80	—	—	1,229
Hyundai Eco Energy Co., Ltd.		4,250	—	—	—	1,322	—	—	5,572
YeongGwang Yaksu Wind Electric Co., Ltd.		312	—	—	—	(79)	—	—	233
Green Energy Electricity Generation Co., Ltd.		25	—	—	—	1,688	—	—	1,713
Korea Energy Solutions Co., Ltd.		197	—	—	—	(74)	—	—	123
ITR Co., Ltd.		40	—	—	—	(8)	—	—	32

2021
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Structure test network Co., Ltd.	￦	27	—	—	—	279	—	—	306
Namjeongsusang Solar Power Operation Co., Ltd.		103	—	—	—	258	—	—	361
Indeck Niles Development, LLC		20,627	222,551	—	—	(13,160)	6,652	9,603	246,273
Indeck Niles Asset Management, LLC		101	—	—	—	567	—	(557)	111
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		7,326	—	(188)	—	399	—	(399)	7,138
Suwon New Power Co., Ltd.		1,054	—	—	—	(5)	(14)	—	1,035
KPGE Inc.		287	—	—	—	22	—	—	309
Gwangbaek Solar Power Investment Co., Ltd.		4,682	—	—	—	124	—	—	4,806
Go deok Clean Energy Co., Ltd.		960	3,730	—	—	(333)	(55)	—	4,302
SureDataLab Co., Ltd.		85	—	—	—	43	—	—	128
SEP Co., Ltd.		14	—	—	—	(7)	—	—	7
Hankook Electric Power Information Co., Ltd.		139	—	—	—	22	—	—	161
Tronix Co., Ltd.		119	—	—	—	(10)	—	—	109
O2&B Global Co., Ltd.		22	—	—	—	13	—	—	35
Muan Sunshine Solar Power Plant Co., Ltd.		1,096	—	—	—	172	—	—	1,268
Bigeum Resident Photovoltaic Power Co., Ltd.		—	—	—	—	—	—	—	—
Jeju SolarOne Co., Ltd.		159	45	(206)	—	(1)	—	3	—
Goesan Solar Park Co., Ltd.		1,684	—	—	—	249	(6)	—	1,927
Saemangeum Heemang Photovoltaic Co., Ltd.		11,022	—	—	—	(784)	—	—	10,238
Bitgoel Eco Energy Co., Ltd.		29	4,611	—	—	(261)	(23)	—	4,356
Jeju Gimnyeong Wind Power Co., Ltd.		1,578	—	—	—	(665)	(2)	—	911
Seoroseoro Sunny Power Plant Co., Ltd.		230	476	—	—	15	—	—	721
Muan Solar Park Co., Ltd.		4,180	220	—	—	1,683	—	—	6,083
YuDang Solar Co., Ltd.		360	—	—	—	205	—	—	565
Anjwa Smart Farm & Solar City Co., Ltd.		5,510	141	—	—	1,133	—	—	6,784
Daewon Green Energy Co., Ltd.		3,910	—	—	—	(33)	—	—	3,877
G.GURU Co., Ltd.		—	493	—	—	(90)	—	—	403
UD4M Co., Ltd.		—	75	—	—	217	—	(148)	144
Dongbu Highway Solar Co., Ltd.		—	—	—	—	74	—	191	265
Seobu Highway Solar Co., Ltd.		—	—	—	—	94	—	195	289
Korea Energy Data Co., Ltd.		—	60	—	—	2	—	—	62
Gangneung Sacheon Fuel Cell Co., Ltd.		—	1,950	—	—	(72)	—	—	1,878
Kosture Co., Ltd.		—	—	—	—	—	—	—	—
Digital Innovation Growth Fund		—	10,000	—	—	(110)	—	—	9,890
Taebaek Gadeoksan Wind Power Co., Ltd.		—	—	—	—	2,532	—	13,963	16,495
Chuncheon Green Energy Co., Ltd.		—	3,400	—	—	(28)	—	—	3,372
Yeomsubong Wind Power Co., Ltd.		—	95	—	—	—	—	—	95
Yeongyang Wind Power Corporation II		—	7,965	—	—	—	—	—	7,965
Haeparang Energy Co., Ltd.		—	2,241	—	—	—	—	—	2,241
Saemangeum Sebit Power Plant Co., Ltd.		—	6,000	—	—	—	—	—	6,000

		4,250,787	568,653	(3,484)	(148,395)	417,123	161,751	(14,062)	5,232,373

<Joint ventures>
KEPCO-Uhde Inc.		100	—	—	—	(42)	—	—	58
Shuweihat Asia Power Investment B.V.		13,264	—	—	(2,467)	4,564	21,708	—	37,069
Shuweihat Asia Operation & Maintenance Company		1,057	—	—	(881)	1,101	103	—	1,380
Waterbury Lake Uranium L.P.		19,797	—	—	—	—	1,793	—	21,590
ASM-BG Investicii AD		18,200	—	—	(2,703)	2,700	495	—	18,692
RES Technology AD		15,930	—	—	(676)	1,116	333	—	16,703
KV Holdings, Inc.		2,405	—	—	(901)	962	61	—	2,527
KEPCO SPC Power Corporation		201,663	—	—	(35,763)	37,073	(3,994)	—	198,979
Gansu Datang Yumen Wind Power Co., Ltd.		6,530	—	—	—	(619)	724	—	6,635

2021
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
Datang Chifeng Renewable Power Co., Ltd.	￦	188,478	—	—	(14,191)	9,342	20,958	—	204,587
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		42,530	—	—	(2,884)	1,562	3,009	—	44,217
Rabigh Electricity Company		97,157	—	—	(7,221)	17,896	35,846	—	143,678
Rabigh Operation & Maintenance Company Limited		3,813	—	—	(4,085)	3,489	854	—	4,071
Jamaica Public Service Company Limited		266,221	—	—	(4,578)	12,963	23,820	(3,777)	294,649
KW Nuclear Components Co., Ltd.		11,171	—	—	(833)	5,396	—	—	15,734
Busan Shinho Solar Power Co., Ltd.		5,378	—	—	(352)	815	—	—	5,841
Global Trade Of Power System Co., Ltd.		546	—	—	—	51	—	—	597
Expressway Solar-light Power Generation Co., Ltd.		2,896	—	—	—	188	—	—	3,084
Amman Asia Electric Power Company		161,253	—	—	(27,428)	18,487	26,367	—	178,679
KAPES, Inc.		—	—	—	—	—	—	—	—
Honam Wind Power Co., Ltd.		3,887	—	—	—	154	—	—	4,041
Jeongam Wind Power Co., Ltd.		4,620	5,808	(10,741)	—	313	—	—	—
Korea Power Engineering Service Co., Ltd.		5,362	—	—	—	206	—	(153)	5,415
Chun-cheon Energy Co., Ltd.		27,518	—	—	—	(1,622)	—	—	25,896
Yeonggwangbaeksu Wind Power Co., Ltd.		3,124	—	—	—	(396)	—	—	2,728
Nghi Son 2 Power LLC		—	—	—	—	—	—	—	—
Kelar S.A.		71,449	—	—	—	2,121	6,416	6,709	86,695
PT. Tanjung Power Indonesia		33,063	—	—	—	5,027	9,029	(573)	46,546
Incheon New Power Co., Ltd.		—	—	—	—	—	—	—	—
Seokmun Energy Co., Ltd.		14,814	—	—	—	(972)	—	—	13,842
Daehan Wind Power PSC		—	—	—	—	3,791	1,363	—	5,154
Barakah One Company		—	—	—	—	—	—	—	—
Nawah Energy Company		270	—	—	—	—	24	—	294
Momentum		565	—	—	(569)	368	4	—	368
Daegu Green Power Co., Ltd.		23,045	—	—	—	982	—	27	24,054
Yeonggwang Wind Power Co., Ltd.		17,256	—	—	—	390	—	—	17,646
Chester Solar IV SpA		1,064	—	—	—	(1,083)	(36)	55	—
Chester Solar V SpA		277	—	—	—	(269)	2	15	25
Diego de Almagro Solar SpA		1,490	—	—	—	(1,095)	(123)	90	362
South Jamaica Power Company Limited		31,897	—	—	—	2,515	2,949	(1)	37,360
Daesan Green Energy Co., Ltd.		22,552	—	—	—	(1,308)	—	—	21,244
RE Holiday Holdings LLC		68,809	—	—	(9,577)	6,299	7,636	—	73,167
RE Pioneer Holdings LLC		49,639	—	—	(14,199)	5,556	6,019	—	47,015
RE Barren Ridge 1 Holdings LLC		4,466	—	—	(1,365)	(3,162)	1,944	—	1,883
RE Astoria 2 LandCo LLC		5,230	—	—	(337)	619	486	—	5,998
RE Barren Ridge LandCo LLC		1,847	—	—	(140)	240	173	—	2,120
Laurel SpA		1,092	—	—	—	(798)	(71)	67	290
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		4,129	—	—	—	(111)	(393)	—	3,625
Chile Solar JV SpA		34,883	—	—	—	831	(3,257)	—	32,457
Cheong-Song Noraesan Wind Power Co., Ltd.		3,453	—	—	—	653	—	—	4,106
Chester Solar I SpA		1,621	—	—	—	(430)	(195)	124	1,120
Solar Philippines Calatagan Corporation		49,017	—	—	(5,961)	5,961	9,214	—	58,231
Saemangeum Solar Power Co., Ltd.		24,292	1	—	—	(354)	—	—	23,939
Chungsongmeon BongSan wind power Co., Ltd.		4,124	—	—	—	(316)	—	—	3,808
Jaeun Resident Wind Power Plant Co., Ltd.		2,195	—	—	—	(237)	—	—	1,958
DE Energia SpA		8,187	—	—	—	—	734	—	8,921
Dangjin Eco Power Co., Ltd.		25,523	—	—	—	274	312	—	26,109
Haemodum Solar Co., Ltd.		3,065	—	—	—	16	—	—	3,081
Yangyang Wind Power Co., Ltd.		10,485	1,200	—	—	(488)	(6)	—	11,191
Horus Solar, S.A. De C.V.		3,394	—	—	—	2,396	52	—	5,842
Recursos Solares PV De Mexico II, S.A. DE C.V.		3,660	—	—	—	766	110	—	4,536

2021
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
Sunmex Renovables, S.A. De C.V.	￦	240	1,371	—	—	(49)	48	—	1,610
Stavro Holding II A.B.		9,277	8,684	—	—	(55)	(271)	(8)	17,627
Solaseado Solar Power Co., Ltd.		9,915	—	—	—	(24)	—	—	9,891
Yeongam Solar Power Co., Ltd.		6,042	—	—	—	796	—	—	6,838
Samsu Wind Power Co., Ltd.		2,607	—	—	—	221	—	—	2,828
Pulau Indah Power Plant Sdn. Bhd.		11,204	12,264	—	—	(519)	(850)	—	22,099
Sam-Yang Photovoltaic Power Co., Ltd.		5,535	—	—	—	(542)	—	—	4,993
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		22,242	—	(969)	(1,727)	1,910	—	—	21,456
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		16,129	—	—	—	159	—	—	16,288
PT Barito Wahana Tenaga		63,029	140	—	—	4,194	14,232	—	81,595
Cheongna Energy Co., Ltd.		4,940	—	—	—	6,258	—	—	11,198
Naepo Green Energy Co., Ltd.		—	—	—	—	—	—	—	—
Dayone Energy Co., Ltd.		—	—	—	—	—	—	—	—
OneEnergy Asia Limited		56,654	20,262	—	—	(1,138)	3,922	—	79,700
KAS Investment I LLC		23,437	—	—	—	(6,876)	(1,288)	—	15,273
KAS Investment II LLC		23,343	—	—	—	(6,515)	(1,615)	—	15,213
Energyco Co., Ltd.		1,659	—	—	—	(60)	(64)	—	1,535
CAES, LLC		17,626	—	—	(1,009)	(331)	850	1,299	18,435
Hapcheon Floating Photovoltaic Power Plant Inc.		1,890	5,622	—	—	(541)	—	—	6,971
Busan Industrial Solar Power Co., Ltd.		510	—	—	—	102	—	—	612
Bitsolar Energy Co., Ltd.		352	—	—	—	—	—	—	352
Pulau Indah O&M Sdn. Bhd.		—	—	—	—	—	—	—	—
Guadalupe Solar SpA		—	1,397	—	—	(672)	(66)	—	659
Omisan Wind Power Co., Ltd.		—	10,752	—	—	(119)	—	—	10,633
Foresight Iberian Solar Group Holding, S.L.		—	—	—	—	72	—	9,671	9,743
Yeongwol Eco Wind Co., Ltd.		—	3,089	—	—	122	(15)	—	3,196
Gurae Resident Power Co., Ltd.		—	386	—	—	12	(3)	—	395
Cheongju Eco Park Co., Ltd.		—	5,858	—	—	(393)	—	—	5,465
Enel X Midland Photovoltaic, LLC		—	1,695	—	—	(7)	—	—	1,688
Geumsungsan Wind Power Co., Ltd.		—	6,531	—	—	(478)	—	—	6,053
KEPCO KPS Carabao Corp.		—	93	—	—	293	—	—	386
Prime Swedish Holding AB		—	8,155	—	—	22	1,060	6,204	15,441
Taebaek Gadeoksan Wind Power Co., Ltd.		13,362	—	—	—	762	—	(14,124)	—
Goheung New Energy Co., Ltd.		—	12,959	—	—	(1,251)	—	—	11,708
Gunsan Land Solar Co., Ltd.		—	19,091	—	—	324	(98)	—	19,317
CapMan Lynx SCA, SICAR		—	9,601	—	—	375	—	—	9,976
International Offshore Power Transmission Holding Company Limited		—	—	—	—	—	—	—	—

		1,919,746	134,959	(11,710)	(139,847)	139,933	190,305	5,625	2,239,011

	￦	6,170,533	703,612	(15,194)	(288,242)	557,056	352,056	(8,437)	7,471,384

2022
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Korea Gas Corporation	￦	1,815,513	—	—	(51,559)	305,638	7,746	7,958	2,085,296
Korea Electric Power Industrial Development Co., Ltd.		24,617	—	—	(1,872)	3,807	—	4,526	31,078
YTN Co., Ltd.		51,828	—	—	(450)	1,565	(34)	2,118	55,027
Gangwon Wind Power Co., Ltd.		10,554	—	—	(1,420)	3,024	—	—	12,158
Hyundai Green Power Co., Ltd.		121,955	—	—	(4,008)	1,770	1,345	(1,271)	119,791
Korea Power Exchange		269,728	—	—	—	772	—	4,626	275,126
Taebaek Wind Power Co., Ltd.		6,800	7,684	—	(825)	842	—	—	14,501
Taebaek Guinemi Wind Power Co., Ltd.		3,357	9,217	—	—	475	—	—	13,049
Pyeongchang Wind Power Co., Ltd.		5,411	5,454	—	(100)	3,695	—	(14,460)	—
Daeryun Power Co., Ltd.		25,426	—	—	—	429	1	871	26,727
Changjuk Wind Power Co., Ltd.		8,355	11,862	—	(1,350)	817	—	(19,684)	—
KNH Solar Co., Ltd.		2,278	—	—	—	606	(1)	—	2,883
SPC Power Corporation		65,046	—	—	(2,694)	1,188	7,330	(2)	70,868
Gemeng International Energy Co., Ltd.		595,218	—	—	—	(233)	(16,164)	—	578,821
PT. Cirebon Electric Power		121,969	—	—	(10,659)	14,776	704	8,324	135,114
KNOC Nigerian East Oil Co., Ltd.		—	—	—	—	(11)	(787)	798	—
KNOC Nigerian West Oil Co., Ltd.		—	—	—	—	(10)	(724)	734	—
PT Wampu Electric Power		35,077	—	—	(5,551)	5,848	54	2,315	37,743
PT. Bayan Resources TBK		661,289	—	—	(515,139)	531,528	7,041	—	684,719
S-Power Co., Ltd.		122,786	—	—	—	18,342	—	—	141,128
Pioneer Gas Power Limited		—	—	—	—	—	—	—	—
Eurasia Energy Holdings		—	—	—	—	—	—	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		92,441	—	—	—	15,582	7,561	—	115,584
PT. Mutiara Jawa		2,569	—	—	—	1,197	(169)	—	3,597
Samcheok Eco Materials Co., Ltd.		—	—	—	—	—	—	—	—
Noeul Green Energy Co., Ltd.		3,808	—	—	—	(3,824)	—	16	—
Goseong Green Power Co., Ltd.		260,858	—	—	—	27,992	—	43	288,893
Gangneung Eco Power Co., Ltd.		2,288	—	—	—	(2,288)	—	—	—
Shin Pyeongtaek Power Co., Ltd.		93,074	—	—	—	40,713	—	36	133,823
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		223	—	—	—	55	—	—	278
Dongducheon Dream Power Co., Ltd.		74,198	—	—	—	15,086	—	16	89,300
Jinbhuvish Power Generation Pvt. Ltd.		—	—	—	—	—	—	—	—
Daejung Offshore Wind Power Co., Ltd.		1,704	—	—	—	(149)	—	—	1,555
GS Donghae Electric Power Co., Ltd.		243,772	—	—	—	15,717	—	656	260,145
Daegu Photovoltaic Co., Ltd.		2,342	—	—	(268)	775	—	—	2,849
Busan Green Energy Co., Ltd.		5,032	—	—	—	(667)	—	30	4,395
Gunsan Bio Energy Co., Ltd.		—	—	—	—	—	—	—	—
Korea Electric Vehicle Charging Service		1,250	—	(1,293)	—	43	—	—	—
Hansuwon KNP Co., Ltd.		219	—	—	—	61	—	—	280
Korea Electric Power Corporation Fund		47,983	—	(25,297)	—	7,966	(1,810)	—	28,842
Energy Infra Asset Management Co., Ltd.		1,066	—	—	—	118	—	—	1,184
Daegu clean Energy Co., Ltd.		12	—	—	—	—	—	—	12
YaksuESS Co., Ltd.		716	—	—	—	(230)	—	—	486
Nepal Water & Energy Development Company Private Limited		66,333	—	—	—	(923)	4,530	—	69,940
Gwangyang Green Energy Co., Ltd.		25,466	—	—	—	(422)	—	—	25,044
PND solar Co., Ltd.		1,229	—	—	—	174	—	—	1,403
Hyundai Eco Energy Co., Ltd.		5,572	—	—	—	2,058	1	—	7,631
YeongGwang Yaksu Wind Electric Co., Ltd.		233	—	—	—	143	—	(220)	156
Green Energy Electricity Generation Co., Ltd.		1,713	—	—	—	(142)	—	—	1,571
Korea Energy Solutions Co., Ltd.		123	—	—	—	(30)	—	—	93
ITR Co., Ltd.		32	—	—	—	(32)	—	—	—
Structure test network Co., Ltd.		306	—	—	—	60	—	—	366

2022
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Associates>
Namjeongsusang Solar Power Operation Co., Ltd.	￦	361	—	—	—	12	—	—	373
Indeck Niles Development, LLC		246,273	—	(4,289)	—	21,975	21,840	16,239	302,038
Indeck Niles Asset Management, LLC		111	—	—	(497)	472	—	8	94
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		7,138	—	(202)	(392)	389	(1)	—	6,932
Suwon New Power Co., Ltd.		1,035	—	—	—	(116)	—	—	919
KPGE Inc.		309	—	(317)	—	8	—	—	—
Gwangbaek Solar Power Investment Co., Ltd.		4,806	—	—	—	327	—	—	5,133
Go deok Clean Energy Co., Ltd.		4,302	—	—	—	118	—	—	4,420
SureDataLab Co., Ltd.		128	—	—	—	49	—	—	177
SEP Co., Ltd.		7	—	—	—	(7)	—	—	—
Hankook Electric Power Information Co., Ltd.		161	—	—	—	121	—	(62)	220
Tronix Co., Ltd.		109	—	—	—	(37)	—	(6)	66
O2&B Global Co., Ltd.		35	—	—	—	1	—	—	36
Muan Sunshine Solar Power Plant Co., Ltd.		1,268	—	—	—	1,294	—	—	2,562
Bigeum Resident Photovoltaic Power Co., Ltd.		—	—	—	—	—	—	—	—
Goesan Solar Park Co., Ltd.		1,927	—	—	—	664	—	—	2,591
Saemangeum Heemang Photovoltaic Co., Ltd.		10,238	—	—	—	2,772	—	—	13,010
Bitgoel Eco Energy Co., Ltd.		4,356	3,240	—	—	1,355	—	—	8,951
Jeju Gimnyeong Wind Power Co., Ltd.		911	—	—	—	(39)	—	—	872
Seoroseoro Sunny Power Plant Co., Ltd.		721	—	—	—	138	—	—	859
Muan Solar park Co., Ltd.		6,083	—	—	(600)	2,377	(22)	—	7,838
YuDang Solar Co., Ltd.		565	—	—	(160)	181	—	—	586
Anjwa Smart Farm & Solar City Co., Ltd.		6,784	—	—	—	1,878	—	—	8,662
Daewon Green Energy Co., Ltd.		3,877	—	—	—	608	—	—	4,485
G.GURU Co., Ltd.		403	—	—	—	(103)	—	—	300
UD4M Co., Ltd.		144	—	—	—	17	—	—	161
Dongbu Highway Solar Co., Ltd.		265	—	—	—	87	—	—	352
Seobu Highway Solar Co., Ltd.		289	—	—	—	27	—	—	316
Korea Energy Data Co., Ltd.		62	—	—	—	—	—	—	62
Gangneung Sacheon Fuel Cell Co., Ltd.		1,878	3,745	—	—	(1,310)	(36)	—	4,277
KOSTURE Co., Ltd.		—	1	—	—	—	—	—	1
Digital Innovation Growth Fund		9,890	—	—	—	(204)	—	(9,686)	—
Taebaek Gadeoksan Wind Power Co., Ltd.		16,495	—	—	(1,784)	5,644	—	(315)	20,040
Chuncheon Green Energy Co., Ltd.		3,372	6,140	—	—	(357)	—	—	9,155
Yeomsubong Wind Power Co., Ltd.		95	—	—	—	(40)	—	7	62
Yeongyang Wind Power Corporation II		7,965	—	—	—	(504)	—	—	7,461
Haeparang Energy Co., Ltd.		2,241	—	—	—	(53)	—	—	2,188
Saemangeum Sebit Power Plant Co., Ltd.		6,000	7,788	—	—	4,855	—	4,556	23,199
Boulder Solar III, LLC		—	715	—	—	—	—	29	744
PlatformN. Co., Ltd.		—	105	—	—	(21)	—	—	84
PT. Cirebon Energi Prasarana		—	24,052	—	—	35,315	6,963	2,705	69,035
Green Radiation Co., Ltd.		—	—	—	—	(9)	—	20	11
Future Convergence Technology Laboratory. Co., Ltd.		—	76	—	—	(26)	—	—	50
SC E&G. Co,. Ltd.		—	90	—	—	124	—	—	214
Wang San Engineering. Co,. Ltd.		—	81	—	—	85	—	—	166
ACE		—	20	—	—	—	—	—	20
Environment and Energy Co., Ltd.		—	11	—	—	(1)	—	—	10
Santiago Solar Power SpA		—	13,853	—	—	(379)	(100)	(1)	13,373
Yanggu Floating Photovoltaic Power Plant Inc.		—	903	—	—	—	—	—	903

		5,232,373	95,037	(31,398)	(599,328)	1,091,588	45,268	10,924	5,844,464

2022
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
KEPCO-Uhde Inc.	￦	58	—	—	—	(43)	—	2	17
Shuweihat Asia Power Investment B.V.		37,069	—	—	(3,545)	(1,303)	34,231	—	66,452
Shuweihat Asia Operation & Maintenance Company		1,380	—	—	(995)	1,154	92	—	1,631
Waterbury Lake Uranium L.P.		21,590	—	—	—	1	159	—	21,750
ASM-BG Investicii AD		18,692	—	(6,255)	(2,395)	2,979	1,534	—	14,555
RES Technology AD		16,703	—	(3,673)	(333)	1,427	1,009	—	15,133
KV Holdings, Inc.		2,527	—	—	(394)	7,747	(221)	—	9,659
KEPCO SPC Power Corporation		198,979	—	—	(34,280)	27,591	(12,696)	—	179,594
Gansu Datang Yumen Wind Power Co., Ltd.		6,635	—	—	—	(464)	(147)	—	6,024
Datang Chifeng Renewable Power Co., Ltd.		204,587	—	—	(8,732)	2,849	(6,722)	—	191,982
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		44,217	—	—	(2,694)	3,936	(1,061)	—	44,398
Rabigh Electricity Company		143,678	—	—	(11,447)	31,523	50,853	—	214,607
Rabigh Operation & Maintenance Company Limited		4,071	—	—	(2,735)	3,866	(89)	—	5,113
Jamaica Public Service Company Limited		294,649	—	—	(7,752)	28,541	19,494	(3,525)	331,407
KW Nuclear Components Co., Ltd.		15,734	—	—	(833)	2,189	—	—	17,090
Busan Shinho Solar Power Co., Ltd.		5,841	—	—	(478)	1,356	—	—	6,719
Global Trade Of Power System Co., Ltd.		597	—	—	—	101	—	—	698
Expressway Solar-light Power Generation Co., Ltd.		3,084	—	—	—	1,670	—	—	4,754
Amman Asia Electric Power Company		178,679	—	—	(19,350)	23,442	37,483	—	220,254
KAPES, Inc.		—	—	—	—	—	—	—	—
Honam Wind Power Co., Ltd.		4,041	—	—	(174)	952	—	—	4,819
Korea Power Engineering Service Co., Ltd.		5,415	—	—	(86)	145	—	69	5,543
Chun-cheon Energy Co., Ltd.		25,896	—	—	—	6,148	—	—	32,044
Yeonggwangbaeksu Wind Power Co., Ltd.		2,728	—	—	—	423	—	—	3,151
Nghi Son 2 Power LLC		—	172,480	—	—	51,218	185,141	—	408,839
Kelar S.A.		86,695	—	—	—	3,695	21,241	5,506	117,137
PT. Tanjung Power Indonesia		46,546	30,147	—	(6,104)	4,645	18,323	(650)	92,907
Incheon New Power Co., Ltd.		—	—	—	—	198	—	—	198
Seokmun Energy Co., Ltd.		13,842	—	—	—	3,494	—	—	17,336
Daehan Wind Power PSC		5,154	—	—	—	2,446	6,323	—	13,923
Barakah One Company		—	—	—	—	—	—	—	—
Nawah Energy Company		294	—	—	—	1	20	—	315
Momentum		368	—	—	(369)	345	1	—	345
Daegu Green Power Co., Ltd.		24,054	—	—	—	5,079	—	227	29,360
Yeonggwang Wind Power Co., Ltd.		17,646	—	—	—	3,067	—	—	20,713
Chester Solar IV SpA		—	—	—	—	202	(17)	(4)	181
Chester Solar V SpA		25	—	—	—	129	3	(1)	156
Diego de Almagro Solar SpA		362	—	—	—	154	2	22	540
South Jamaica Power Company Limited		37,360	—	—	—	6,625	2,452	—	46,437
Daesan Green Energy Co., Ltd.		21,244	—	—	—	(2,030)	—	4	19,218
RE Holiday Holdings LLC		73,167	—	—	(2,288)	2,526	11,965	—	85,370
RE Pioneer Holdings LLC		47,015	—	—	(1,337)	(275)	9,769	—	55,172
RE Barren Ridge 1 Holdings LLC		1,883	—	—	(1,625)	(2,886)	5,978	—	3,350
RE Astoria 2 LandCo LLC		5,998	—	—	(388)	571	418	—	6,599
RE Barren Ridge LandCo LLC		2,120	—	—	(160)	225	148	—	2,333
Laurel SpA		290	—	—	—	245	3	16	554
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		3,625	—	—	—	26	—	—	3,651
Chile Solar JV SpA		32,457	—	(24,894)	—	159	2,097	—	9,819
Cheong-Song Noraesan Wind Power Co., Ltd.		4,106	—	—	(672)	832	—	(3)	4,263
Chester Solar I SpA		1,120	—	—	—	120	(1)	75	1,314
Solar Philippines Calatagan Corporation		58,231	—	—	(1,710)	6,081	(5,700)	—	56,902
Saemangeum Solar Power Co., Ltd.		23,939	—	—	—	(388)	—	—	23,551
Chungsongmeon BongSan wind power Co., Ltd.		3,808	—	—	—	(338)	—	—	3,470
Jaeun Resident Wind Power Plant Co., Ltd.		1,958	—	—	—	278	—	—	2,236
DE Energia SpA		8,921	—	—	—	—	615	—	9,536

2022
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
Dangjin Eco Power Co., Ltd.	￦	26,109	—	—	—	233	513	4	26,859
Haemodum Solar Co., Ltd.		3,081	—	—	—	286	—	—	3,367
Yangyang Wind Power Co., Ltd.		11,191	—	—	—	(327)	—	—	10,864
HORUS SOLAR, S.A. DE C.V.		5,842	—	—	—	841	293	—	6,976
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		4,536	—	—	—	68	295	—	4,899
SUNMEX RENOVABLES, S.A. DE C.V.		1,610	—	—	—	(151)	198	—	1,657
Stavro Holding II A.B.		17,627	952	—	—	157	(1,687)	122	17,171
Solaseado Solar Power Co., Ltd.		9,891	—	—	—	6,342	—	—	16,233
Yeongam Solar Power Co., Ltd.		6,838	—	—	—	3,041	—	—	9,879
Samsu Wind Power Co., Ltd.		2,828	—	—	—	377	—	—	3,205
Pulau Indah Power Plant Sdn. Bhd.		22,099	—	—	—	1,681	3,034	—	26,814
Sam-Yang Photovoltaic Power Co., Ltd.		4,993	—	—	—	(123)	—	(4,870)	—
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		21,456	485	(406)	(1,415)	1,603	—	—	21,723
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		16,288	—	(687)	—	(14)	—	—	15,587
PT Barito Wahana Tenaga		81,595	39	—	—	13,352	42,061	—	137,047
Cheongna Energy Co., Ltd.		11,198	—	—	—	(440)	—	—	10,758
Naepo Green Energy Co., Ltd.		—	—	—	—	—	—	—	—
Dayone Energy Co., Ltd.		—	—	—	—	—	—	—	—
OneEnergy Asia Limited		79,700	39,033	—	—	(18,294)	71,779	—	172,218
KAS Investment I LLC		15,273	—	—	—	2,426	548	—	18,247
KAS Investment II LLC		15,213	—	—	—	2,082	878	—	18,173
Energyco Co., Ltd.		1,535	—	—	—	655	—	—	2,190
CAES, LLC		18,435	—	—	(217)	(198)	1,756	1,029	20,805
Hapcheon Floating Photovoltaic Power Plant Inc.		6,971	—	—	—	1,500	—	—	8,471
Busan Industrial Solar Power Co., Ltd.		612	—	—	—	556	—	—	1,168
Bitsolar Energy Co., Ltd.		352	—	—	—	—	—	—	352
Pulau Indah O&M Sdn. Bhd.		—	—	—	—	—	—	—	—
Guadalupe Solar SpA		659	—	—	—	221	33	—	913
Omisan Wind Power Co., Ltd.		10,633	—	—	—	(222)	—	—	10,411
Foresight Iberian Solar Group Holding, S.L.		9,743	1,781	—	—	(1,016)	3	54	10,565
Yeongwol Eco Wind Co., Ltd.		3,196	—	—	—	(41)	—	—	3,155
Gurae Resident Power Co., Ltd.		395	—	—	—	(4)	—	—	391
Cheongju Eco Park Co., Ltd.		5,465	—	—	—	5,025	—	—	10,490
Enel X Midland Photovoltaic, LLC		1,688	—	—	—	168	—	—	1,856
Geumsungsan Wind Power Co., Ltd.		6,053	—	—	—	(2,560)	—	—	3,493
KEPCO KPS CARABAO Corp.		386	—	—	(104)	(105)	—	—	177
Prime Swedish Holding AB		15,441	20,896	—	—	(261)	—	169	36,245
Goheung New Energy Co., Ltd.		11,708	—	—	—	124	—	—	11,832
Gunsan Land Solar Co., Ltd.		19,317	—	—	—	8,220	7	—	27,544
CapMan Lynx SCA, SICAR		9,976	—	—	—	(10,195)	5,173	(4,954)	—
International Offshore Power Transmission Holding Company Limited		—	—	—	—	—	—	—	—
Pyeongchang Wind Power Co., Ltd.		—	—	—	—	—	—	14,464	14,464
Eumseong Eco Park Co., Ltd.		—	5,741	—	—	(184)	—	—	5,557
Songsan Green Energy Co., Ltd.		—	1,400	—	—	(13)	—	—	1,387

2022
Investees		Beginning balance	Acquisitions	Disposals	Dividends received	Share of profit (loss)	Other comprehensive income (loss)	Others	Ending balance
		In millions of won
<Joint ventures>
Changwon Nu-ri Energy Co., Ltd.	￦	—	500	—	—	(3)	—	—	497
Hasami Wind Farm Corporation		—	1,596	—	—	(7)	—	—	1,589
PungBack Wind Farm Corporation		—	7,884	—	—	(1,141)	—	—	6,743
Trumbull Asset Management, LLC		—	—	—	—	252	(1)	(5)	246
S-Power Chile SpA		—	127	—	—	—	—	—	127
Seungmun Green Energy		—	8,973	—	—	120	(39)	—	9,054
Seobusambo highway photovoltaics Co., Ltd.		—	(1)	—	—	—	—	3,067	3,066

		2,239,011	292,033	(35,915)	(112,612)	246,705	507,544	10,818	3,147,584

	￦	7,471,384	387,070	(67,313)	(711,940)	1,338,293	552,812	21,742	8,992,048

Summary of Financial Information of Associates and Joint Ventures
(4)	Summary of financial information of associates and joint ventures as of and for the years ended December 31, 2021 and 2022 are as follows:

2022
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Korea Gas Corporation (*1)	￦	62,424,983	52,014,243	51,724,287	1,497,008
Korea Electric Power Industrial Development Co., Ltd.		148,112	40,946	336,333	15,434
YTN Co., Ltd.		364,115	107,324	152,187	7,250
Gangwon Wind Power Co., Ltd.		86,758	6,029	40,130	20,163
Hyundai Green Power Co., Ltd.		773,998	360,926	105,374	5,010
Korea Power Exchange		311,691	36,564	118,501	1,036
Taebaek Wind Power Co., Ltd.		27,562	3,394	7,565	551
Taebaek Guinemi Wind Power Co., Ltd.		44,036	28,709	6,793	1,906
Daeryun Power Co., Ltd.		1,201,510	799,370	472,211	4,999
KNH Solar Co., Ltd.		13,584	2,905	4,348	2,173
SPC Power Corporation		254,951	26,417	80,630	25,614
Gemeng International Energy Co., Ltd.		7,796,180	5,460,183	3,183,398	11,637
PT. Cirebon Electric Power		691,311	199,987	287,261	53,730
KNOC Nigerian East Oil Co., Ltd.		26,491	109,974	—	(72)
KNOC Nigerian West Oil Co., Ltd.		28,537	105,292	—	(72)
PT Wampu Electric Power		209,815	127,764	21,773	12,713
PT. Bayan Resources TBK		4,994,538	2,518,129	6,076,844	3,042,123
S-Power Co., Ltd.		937,067	646,411	1,091,425	37,104
Pioneer Gas Power Limited		271,340	477,127	—	(46,290)
Eurasia Energy Holdings		648	1,156	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		1,371,292	904,907	174,693	61,020
PT. Mutiara Jawa		26,024	13,622	15,421	4,912
Samcheok Eco Materials Co., Ltd.		24,952	1,609	11,907	(1,127)
Noeul Green Energy Co., Ltd.		82,611	101,472	23,493	(31,970)
Goseong Green Power Co., Ltd.		5,518,258	4,516,607	1,999,825	26,981
Gangneung Eco Power Co., Ltd.		4,907,872	4,900,408	435,755	(142,387)
Shin Pyeongtaek Power Co., Ltd.		1,203,406	839,568	957,062	100,554
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		1,788	802	558	200
Dongducheon Dream Power Co., Ltd.		1,521,089	1,219,018	2,240,175	43,072
Jinbhuvish Power Generation Pvt. Ltd.		60,477	12,489	—	—
Daejung Offshore Wind Power Co., Ltd.		5,350	2,013	—	(228)
GS Donghae Electric Power Co., Ltd.		2,130,287	1,365,156	1,053,112	46,226
Daegu Photovoltaic Co., Ltd.		13,254	3,431	4,755	2,914
Busan Green Energy Co., Ltd.		168,588	153,432	72,290	(7,409)
Gunsan Bio Energy Co., Ltd.		8,397	29,524	—	(649)
Hansuwon KNP Co., Ltd.		1,887	368	2,149	210
Korea Electric Power Corporation Fund		29,530	130	8,034	7,854
Energy Infra Asset Management Co., Ltd.		12,874	918	4,954	1,354
Daegu clean Energy Co., Ltd.		368	324	—	(1)
YaksuESS Co., Ltd.		5,984	4,314	851	(146)
Nepal Water & Energy Development Company Private Limited		241,061	141,199	70,923	(1,364)
Gwangyang Green Energy Co., Ltd.		170,390	45,260	—	(1,923)
PND solar Co., Ltd.		36,174	31,868	5,940	217
Hyundai Eco Energy Co., Ltd.		181,566	142,533	29,209	10,270
YeongGwang Yaksu Wind Electric Co., Ltd.		40,712	39,924	6,628	1,480
Green Energy Electricity Generation Co., Ltd.		75,033	72,300	1,404	(488)
Korea Energy Solutions Co., Ltd.		843	377	437	(185)
ITR Co., Ltd.		446	472	188	(190)
Structure test network Co., Ltd.		1,948	383	732	202
Namjeongsusang Solar Power Operation Co., Ltd.		55,616	53,261	7,724	83
Indeck Niles Development, LLC		1,178,303	762,139	302,041	(22,541)
Indeck Niles Asset Management, LLC		299	16	1,863	1,136
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		14,356	210	826	796
Suwon New Power Co., Ltd.		2,142	164	—	11

2022
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Gwangbaek Solar Power Investment Co., Ltd.	￦	307,864	296,915	10,270	743
Go deok Clean Energy Co., Ltd.		71,431	60,382	—	(1,101)
SureDataLab Co., Ltd.		879	140	938	203
SEP Co., Ltd.		38	103	—	(98)
Hankook Electric Power Information Co., Ltd.		2,334	997	1,797	392
Tronix Co., Ltd.		2,880	2,354	1,938	(226)
O2&B Global Co., Ltd.		419	238	220	5
Muan Sunshine Solar Power Plant Co., Ltd.		142,911	132,573	19,591	6,467
Bigeum Resident Photovoltaic Power Co., Ltd.		107,690	109,229	—	(537)
Goesan Solar Park Co., Ltd.		52,235	43,299	7,642	2,292
Saemangeum Heemang Photovoltaic Co., Ltd.		160,695	125,635	29,543	6,481
Bitgoel Eco Energy Co., Ltd.		85,236	66,987	10,054	3,229
Jeju Gimnyeong Wind Power Co., Ltd.		63,471	60,564	12,231	(130)
Seoroseoro Sunny Power Plant Co., Ltd.		7,015	5,045	1,157	247
Muan Solar park Co., Ltd.		225,894	188,329	36,081	11,339
YuDang Solar Co., Ltd.		22,073	19,144	3,997	957
Anjwa Smart Farm & Solar City Co., Ltd.		278,806	239,581	42,477	9,672
Daewon Green Energy Co., Ltd.		141,974	124,460	45,095	4,037
G.GURU Co., Ltd.		1,228	12	478	(423)
UD4M Co., Ltd.		1,322	197	1,109	59
Dongbu Highway Solar Co., Ltd.		17,935	16,426	2,901	439
Seobu Highway Solar Co., Ltd.		18,236	16,655	3,052	138
Korea Energy Data Co., Ltd.		339	128	308	5
Gangneung Sacheon Fuel Cell Co., Ltd.		108,688	98,470	—	(2,720)
KOSTURE Co., Ltd.		180	24	293	32
Taebaek Gadeoksan Wind Power Co., Ltd.		197,944	139,004	31,534	19,406
Chuncheon Green Energy Co., Ltd.		159,151	138,925	—	(858)
Yeomsubong Wind Power Co., Ltd.		4,369	2,829	—	(859)
Yeongyang Wind Power Corporation II		104,821	86,984	—	(1,678)
Haeparang Energy Co., Ltd.		19,394	10,721	—	(211)
Saemangeum Sebit Power Plant Co., Ltd.		167,822	131,383	23,159	7,742
Boulder Solar III, LLC		1,896	—	—	—
PlatformN. Co., Ltd.		379	94	486	(70)
PT. Cirebon Energi Prasarana		3,361,288	2,670,941	319,986	36,451
Green Radiation Co., Ltd.		111	34	89	(93)
Future Convergence Technology Laboratory. Co., Ltd.		551	302	9	(130)
SC E&G. Co,. Ltd.		1,199	131	1,048	609
Wang San Engineering. Co,. Ltd.		1,275	447	754	499
ACE		100	—	—	—
Environment and Energy Co., Ltd.		93	—	—	(7)
Santiago Solar Power SpA		56,138	29,390	—	(2,943)
Yanggu Floating Photovoltaic Power Plant Inc.		3,115	—	—	—
<Joint ventures>
KEPCO-Uhde Inc.		48	15	—	(84)
Shuweihat Asia Power Investment B.V.		135,646	29	—	(2,660)
Shuweihat Asia Operation & Maintenance Company		3,037	71	3,013	2,099
Waterbury Lake Uranium L.P.		66,706	117	—	—
ASM-BG Investicii AD		72,999	43,889	16,056	6,230
RES Technology AD		62,345	32,079	11,205	3,018
KV Holdings, Inc.		24,149	1	1	353
KEPCO SPC Power Corporation		267,904	29,082	253,145	44,751
Gansu Datang Yumen Wind Power Co., Ltd.		67,651	52,592	10,048	(1,161)
Datang Chifeng Renewable Power Co., Ltd.		835,331	355,377	140,343	42,889
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		168,680	57,685	29,459	4,919

2022
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
Rabigh Electricity Company	￦	2,520,946	1,855,836	322,108	65,550
Rabigh Operation & Maintenance Company Limited		23,664	10,882	32,572	9,176
Jamaica Public Service Company Limited		2,310,611	1,515,361	1,499,897	69,458
KW Nuclear Components Co., Ltd.		40,381	2,013	16,968	6,755
Busan Shinho Solar Power Co., Ltd.		36,868	9,991	10,543	5,424
Global Trade Of Power System Co., Ltd.		5,628	3,222	8,434	351
Expressway Solar-light Power Generation Co., Ltd.		14,248	4,740	3,711	1,654
Amman Asia Electric Power Company		759,885	392,795	28,665	39,090
KAPES, Inc.		82,943	45,068	20,006	3,797
Honam Wind Power Co., Ltd.		34,028	17,522	8,781	3,283
Korea Power Engineering Service Co., Ltd.		20,931	1,817	9,176	500
Chun-cheon Energy Co., Ltd.		629,202	521,212	585,223	19,940
Yeonggwangbaeksu Wind Power Co., Ltd.		80,042	59,070	14,150	2,764
Nghi Son 2 Power LLC		3,652,801	2,835,123	589,023	102,436
Kelar S.A.		689,802	514,085	107,577	943
PT. Tanjung Power Indonesia		730,239	464,791	99,169	13,619
Incheon New Power Co., Ltd.		2,633	755	4,497	1,244
Seokmun Energy Co., Ltd.		212,509	152,731	61,513	12,064
Daehan Wind Power PSC		145,065	117,219	17,958	5,524
Barakah One Company		33,587,352	34,422,965	498,129	(444,338)
Nawah Energy Company		338,883	337,134	395,580	3
Momentum		7,315	6,280	30,864	1,036
Daegu Green Power Co., Ltd.		551,431	459,881	516,254	9,364
Yeonggwang Wind Power Co., Ltd.		233,695	189,737	31,221	6,700
Chester Solar IV SpA		12,728	12,469	1,521	(174)
Chester Solar V SpA		4,364	4,315	520	83
Diego de Almagro Solar SpA		15,908	14,946	1,877	(288)
South Jamaica Power Company Limited		521,558	289,359	314,064	33,348
Daesan Green Energy Co., Ltd.		245,826	190,918	101,689	(6,641)
RE Holiday Holdings LLC		351,243	180,503	22,671	3,022
RE Pioneer Holdings LLC		263,232	152,888	15,701	369
RE Barren Ridge 1 Holdings LLC		226,504	100,436	11,740	(903)
RE Astoria 2 LandCo LLC		13,517	319	1,004	913
RE Barren Ridge LandCo LLC		4,761	95	389	357
Laurel SpA		11,221	10,447	1,424	54
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		29,517	74	—	(260)
Chile Solar JV SpA		75,246	55,609	7,842	6,425
Cheong-Song Noraesan Wind Power Co., Ltd.		55,948	41,464	7,988	1,916
Chester Solar I SpA		13,246	10,933	1,094	(221)
Solar Philippines Calatagan Corporation		113,327	36,756	17,728	10,194
Saemangeum Solar Power Co., Ltd.		35,890	6,817	—	(479)
Chungsongmeon BongSan wind power Co., Ltd.		81,030	75,207	—	(1,120)
Jaeun Resident Wind Power Plant Co., Ltd.		89,756	82,047	—	(190)
DE Energia SpA		48,350	62,481	5,959	(1,109)
Dangjin Eco Power Co., Ltd.		98,714	20,721	4,185	700
Haemodum Solar Co., Ltd.		22,974	16,103	2,556	581
Yangyang Wind Power Co., Ltd.		107,471	85,829	—	(634)
HORUS SOLAR, S.A. DE C.V.		156,436	133,714	5,568	5,628
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		173,262	155,009	468	457
SUNMEX RENOVABLES, S.A. DE C.V.		129,502	118,449	—	(1,008)
Stavro Holding II A.B.		85,883	27	—	61
Solaseado Solar Power Co., Ltd.		363,492	325,262	51,198	16,301
Yeongam Solar Power Co., Ltd.		329,714	281,791	44,568	8,563
Samsu Wind Power Co., Ltd.		71,123	54,254	10,118	1,987

2022
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
Pulau Indah Power Plant Sdn. Bhd.	￦	760,536	675,853	797	6,723
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		71,851	74	4,850	5,431
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,341	22	38	(10)
PT Barito Wahana Tenaga		447,688	—	—	49,471
Cheongna Energy Co., Ltd.		385,935	368,340	100,200	(889)
Naepo Green Energy Co., Ltd.		448,309	499,528	8,905	(34,347)
Dayone Energy Co., Ltd.		470,677	530,304	278,363	(12,893)
OneEnergy Asia Limited		1,039,987	673,223	—	16,041
KAS Investment I LLC		61,907	861	1,603	6,998
KAS Investment II LLC		61,661	861	1,592	6,967
Energyco Co., Ltd.		56,996	52,304	7,898	2,258
CAES, LLC		49,676	6	—	(547)
Hapcheon Floating Photovoltaic Power Plant Inc.		78,768	61,561	12,705	3,061
Busan Industrial Solar Power Co., Ltd.		21,149	18,016	3,190	901
Bitsolar Energy Co., Ltd.		78,779	83,324	9,557	261
Pulau Indah O&M Sdn. Bhd.		—	—	—	—
Guadalupe Solar SpA		10,148	8,790	924	(43)
Omisan Wind Power Co., Ltd.		142,274	117,881	—	(519)
Foresight Iberian Solar Group Holding, S.L.		94,181	81,997	—	(1,365)
Yeongwol Eco Wind Co., Ltd.		87,856	83,281	—	(144)
Gurae Resident Power Co., Ltd.		11,649	10,467	—	(19)
Cheongju Eco Park Co., Ltd.		152,139	116,639	66,260	17,319
Enel X Midland Photovoltaic, LLC		10,289	1,010	1,684	837
Geumsungsan Wind Power Co., Ltd.		125,324	115,196	—	(1,770)
KEPCO KPS CARABAO Corp.		2,025	1,582	611	(327)
Prime Swedish Holding AB		77,942	114	—	(577)
Goheung New Energy Co., Ltd.		136,682	113,393	—	(1,591)
Gunsan Land Solar Co., Ltd.		158,371	121,785	28,828	12,154
CapMan Lynx SCA, SICAR		112,718	102,810	504	(16,780)
International Offshore Power Transmission Holding Company Limited		4,680	71,468	—	(68,093)
Pyeongchang Wind Power Co., Ltd.		70,599	45,661	14,524	3,693
Eumseong Eco Park Co., Ltd.		136,909	119,736	—	(636)
Songsan Green Energy Co., Ltd.		5,500	—	—	(69)
Changwon Nu-ri Energy Co., Ltd.		1,490	—	—	(10)
Hasami Wind Farm Corporation		3,100	—	—	(23)
PungBack Wind Farm Corporation		46,957	31,667	—	(3,089)
Trumbull Asset Management, LLC		316	—	656	323
S-Power Chile SpA		2,430	2,450	1,334	22
Seungmun Green Energy		46,283	18,843	—	367
Seobusambo highway photovoltaics Co., Ltd.		8,286	4,453	217	265

(*1)	The profit for the year ended December 31, 2022 is reduced by the associate entity’s net income (loss) attributable to non-controlling interests.

2021
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Korea Gas Corporation (*1)	￦	43,669,902	34,550,567	27,520,756	950,757
Korea Electric Power Industrial Development Co., Ltd.		158,163	73,278	312,705	7,233
YTN Co., Ltd.		367,950	126,062	137,439	51,044
Gangwon Wind Power Co., Ltd.		71,153	1,121	19,623	5,433
Hyundai Green Power Co., Ltd.		812,287	391,754	101,818	(280)
Korea Power Exchange		331,640	61,912	110,075	492
Taebaek Wind Power Co., Ltd.		30,375	3,176	5,744	1,588
Taebaek Guinemi Wind Power Co., Ltd.		43,411	29,985	5,910	1,371
Pyeongchang Wind Power Co., Ltd.		69,939	48,295	10,087	1,537
Daeryun Power Co., Ltd.		757,157	476,152	188,193	(10,232)
Changjuk Wind Power Co., Ltd.		29,539	1,690	6,213	3,265
KNH Solar Co., Ltd.		13,859	5,423	3,222	805
SPC Power Corporation		242,058	18,535	54,042	35,441
Gemeng International Energy Co., Ltd.		8,151,333	5,976,164	2,511,377	(404,570)
PT. Cirebon Electric Power		697,614	254,089	273,650	39,965
KNOC Nigerian East Oil Co., Ltd.		24,693	102,722	—	(99)
KNOC Nigerian West Oil Co., Ltd.		26,625	98,360	—	(99)
PT Wampu Electric Power		209,172	132,917	20,294	7,102
PT. Bayan Resources TBK		2,884,474	743,452	3,264,057	1,456,893
S-Power Co., Ltd.		856,963	603,519	608,259	24,998
Pioneer Gas Power Limited		282,577	438,366	—	(36,864)
Eurasia Energy Holdings		606	1,082	—	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		1,321,406	947,430	161,686	76,996
PT. Mutiara Jawa		24,355	15,498	10,958	2,835
Samcheok Eco Materials Co., Ltd.		26,545	1,854	14,281	1,237
Noeul Green Energy Co., Ltd.		109,354	96,222	36,029	(1,269)
Goseong Green Power Co., Ltd.		5,483,090	4,508,569	988,933	124,639
Gangneung Eco Power Co., Ltd.		4,001,681	3,851,537	—	(4,188)
Shin Pyeongtaek Power Co., Ltd.		1,028,028	764,551	653,117	57,202
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		1,823	1,033	426	46
Dongducheon Dream Power Co., Ltd.		1,398,244	1,139,521	750,127	(16,685)
Jinbhuvish Power Generation Pvt. Ltd.		62,926	12,995	—	—
Daejung Offshore Wind Power Co., Ltd.		5,321	1,664	—	(149)
GS Donghae Electric Power Co., Ltd.		2,149,060	1,432,083	760,323	44,035
Daegu Photovoltaic Co., Ltd.		13,046	4,970	3,519	1,621
Busan Green Energy Co., Ltd.		163,016	145,664	45,088	(10,843)
Gunsan Bio Energy Co., Ltd.		8,503	28,981	—	(1,496)
Korea Electric Vehicle Charging Service		13,351	6,207	13,808	(1,022)
Hansuwon KNP Co., Ltd.		1,409	100	836	64
Korea Electric Power Corporation Fund		49,150	237	9,773	9,534
Energy Infra Asset Management Co., Ltd.		11,196	426	4,703	1,306
Daegu clean Energy Co., Ltd.		368	324	—	(1)
YaksuESS Co., Ltd.		6,999	4,535	1,715	903
Nepal Water & Energy Development Company Private Limited		153,184	58,545	—	(642)
Gwangyang Green Energy Co., Ltd.		128,375	1,136	—	(688)
PND Solar Co., Ltd.		37,152	33,444	5,078	(128)
Hyundai Eco Energy Co., Ltd.		186,309	158,111	25,762	6,921
YeongGwang Yaksu Wind Electric Co., Ltd.		40,484	41,176	7,066	(914)
Green Energy Electricity Generation Co., Ltd.		75,664	72,442	2,796	(58)
Korea Energy Solutions Co., Ltd.		654	40	228	(347)
ITR Co., Ltd.		529	372	135	(29)
Structure test network Co., Ltd.		1,665	400	1,451	1,134
Namjeongsusang Solar Power Operation Co., Ltd.		56,376	54,104	7,095	(1,280)
Indeck Niles Development, LLC		1,051,557	729,078	—	(25,184)
Indeck Niles Asset Management, LLC		347	13	2,232	1,135

2021
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Associates>
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1	￦	14,778	211	848	815
Suwon New Power Co., Ltd.		1,997	30	—	2
KPGE Inc.		1,086	20	709	77
Gwangbaek Solar Power Investment Co., Ltd.		320,001	309,796	14,615	125
Go deok Clean Energy Co., Ltd.		65,566	54,811	—	(2,482)
SureDataLab Co., Ltd.		612	79	733	205
SEP Co., Ltd.		132	100	—	(2)
Hankook Electric Power Information Co., Ltd.		1,512	876	1,887	229
Tronix Co., Ltd.		1,002	455	2,228	89
O2&B Global Co., Ltd.		231	54	345	3
Muan Sunshine Solar Power Plant Co., Ltd.		142,858	138,987	15,582	(156)
Bigeum Resident Photovoltaic Power Co., Ltd.		22,159	23,158	—	(608)
Goesan Solar Park Co., Ltd.		52,443	45,799	6,388	836
Saemangeum Heemang Photovoltaic Co., Ltd.		157,298	130,158	902	(2,237)
Bitgoel Eco Energy Co., Ltd.		51,471	36,450	—	(900)
Jeju Gimnyeong Wind Power Co., Ltd.		65,754	62,716	6,915	(2,085)
Seoroseoro Sunny Power Plant Co., Ltd.		5,833	4,186	469	36
Muan Solar Park Co., Ltd.		226,920	198,132	30,990	8,639
YuDang Solar Co., Ltd.		22,430	19,604	3,452	626
Anjwa Smart Farm & Solar City Co., Ltd.		278,981	249,143	37,691	5,996
Daewon Green Energy Co., Ltd.		131,218	116,100	18	(130)
G.GURU Co., Ltd.		1,644	8	58	(346)
UD4M Co., Ltd.		1,359	205	1,004	196
Dongbu Highway Solar Co., Ltd.		18,794	17,721	2,394	163
Seobu Highway Solar Co., Ltd.		19,828	18,384	2,647	315
Korea Energy Data Co., Ltd.		238	27	86	6
Gangneung Sacheon Fuel Cell Co., Ltd.		2,758	3	—	(123)
Kosture Co., Ltd.		150	26	166	11
Digital Innovation Growth Fund		12,857	—	4	(143)
Taebaek Gadeoksan Wind Power Co., Ltd.		166,172	124,570	22,773	8,732
Chuncheon Green Energy Co., Ltd.		4,901	20	—	(101)
Yeomsubong Wind Power Co., Ltd.		400	396	—	(17)
Yeongyang Wind Power Corporation II		28,972	9,456	—	(1,233)
Haeparang Energy Co., Ltd.		9,566	681	—	(2)
Saemangeum Sebit Power Plant Co., Ltd.		105,259	96,963	—	(190)

<Joint ventures>
KEPCO-Uhde Inc.		128	14	—	(84)
Shuweihat Asia Power Investment B.V.		75,652	—	—	23,905
Shuweihat Asia Operation & Maintenance Company		2,586	77	2,821	2,002
Waterbury Lake Uranium L.P.		65,240	14	—	—
ASM-BG Investicii AD		74,977	37,593	13,161	5,365
RES Technology AD		63,495	30,090	8,142	2,220
KV Holdings, Inc.		6,318	1	10	2,405
KEPCO SPC Power Corporation		290,981	26,381	181,443	49,499
Gansu Datang Yumen Wind Power Co., Ltd.		75,268	58,680	9,666	(1,547)
Datang Chifeng Renewable Power Co., Ltd.		827,213	315,746	120,989	24,398
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		198,437	87,895	29,094	3,905
Rabigh Electricity Company		2,410,335	1,910,203	266,822	34,268
Rabigh Operation & Maintenance Company Limited		29,107	18,930	32,079	9,808
Jamaica Public Service Company Limited		2,174,800	1,469,297	1,113,943	41,277
KW Nuclear Components Co., Ltd.		42,033	6,678	32,938	12,335
Busan Shinho Solar Power Co., Ltd.		37,016	13,653	7,918	3,261
Global Trade Of Power System Co., Ltd.		2,443	385	6,355	76
Expressway Solar-light Power Generation Co., Ltd.		13,747	3,113	2,637	466
Amman Asia Electric Power Company		731,745	433,946	17,753	30,815

2021
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
KAPES, Inc.	￦	92,790	59,099	87,775	1,571
Honam Wind Power Co., Ltd.		33,623	19,800	5,395	531
Korea Power Engineering Service Co., Ltd.		24,068	5,397	11,259	709
Chun-cheon Energy Co., Ltd.		610,650	523,223	327,534	(5,451)
Yeonggwangbaeksu Wind Power Co., Ltd.		82,439	64,290	8,411	(2,302)
Nghi Son 2 Power LLC		2,982,805	3,020,684	548,027	84,276
Kelar S.A.		655,236	526,063	84,504	3,641
PT. Tanjung Power Indonesia		713,715	580,727	89,491	14,511
Incheon New Power Co., Ltd.		3,240	2,606	2,336	109
Seokmun Energy Co., Ltd.		219,414	171,682	41,555	(3,434)
Daehan Wind Power PSC		137,388	127,080	6,794	7,581
Barakah One Company		29,707,801	29,951,656	253,653	4,011
Nawah Energy Company		155,191	153,559	—	—
Momentum		7,546	6,442	34,527	1,105
Daegu Green Power Co., Ltd.		541,304	459,536	295,645	1,796
Yeonggwang Wind Power Co., Ltd.		239,701	202,410	25,892	958
Chester Solar IV SpA		11,966	12,144	1,344	(2,060)
Chester Solar V SpA		4,034	4,256	440	(601)
Diego de Almagro Solar SpA		15,155	14,572	1,615	(2,103)
South Jamaica Power Company Limited		474,664	287,852	224,159	5,743
Daesan Green Energy Co., Ltd.		264,618	203,921	88,147	(3,310)
RE Holiday Holdings LLC		335,130	188,796	19,724	10,897
RE Pioneer Holdings LLC		220,390	126,361	12,925	9,307
RE Barren Ridge 1 Holdings LLC		201,629	87,291	10,575	(541)
RE Astoria 2 LandCo LLC		12,294	298	889	799
RE Barren Ridge LandCo LLC		4,328	89	345	315
Laurel SpA		10,566	10,350	1,159	(1,425)
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		30,809	1,573	—	(916)
Chile Solar JV SpA		68,445	3,531	3,060	1,408
Cheong-Song Noraesan Wind Power Co., Ltd.		57,047	43,106	7,929	2,309
Chester Solar I SpA		12,965	11,043	1,065	(1,146)
Solar Philippines Calatagan Corporation		117,324	46,759	19,418	11,782
Saemangeum Solar Power Co., Ltd.		35,323	5,771	—	(631)
Chungsongmeon BongSan wind power Co., Ltd.		74,683	67,696	—	(1,186)
Jaeun Resident Wind Power Plant Co., Ltd.		81,477	74,724	—	(1,325)
DE Energia SpA		49,201	59,587	5,219	(2,954)
Dangjin Eco Power Co., Ltd.		98,010	22,223	4,139	805
Haemodum Solar Co., Ltd.		23,038	16,750	1,799	45
Yangyang Wind Power Co., Ltd.		53,586	31,291	—	(965)
Horus Solar, S.A. De C.V.		192,650	177,514	8,392	16,664
Recursos Solares PV De Mexico II, S.A. De C.V.		153,855	138,033	—	4,842
Sunmex Renovables, S.A. De C.V.		90,956	80,218	—	(333)
Stavro Holding II A.B.		88,220	87	—	(276)
Solaseado Solar Power Co., Ltd.		367,915	345,987	41,684	4,170
Yeongam Solar Power Co., Ltd.		324,132	292,213	37,301	4,930
Samsu Wind Power Co., Ltd.		69,213	54,331	3,918	1,162
Pulau Indah Power Plant Sdn. Bhd.		404,458	338,635	228	(2,589)
Sam-Yang Photovoltaic Power Co., Ltd.		50,837	40,647	7,376	150
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		70,910	38	3,428	6,468
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		18,121	23	333	288
PT Barito Wahana Tenaga		266,584	39	—	25,839
Cheongna Energy Co., Ltd.		357,248	338,763	77,640	12,743
Naepo Green Energy Co., Ltd.		222,885	249,415	7,044	(21,392)
Dayone Energy Co., Ltd.		452,509	504,351	143,870	409

2021
Investees		Total assets	Total liabilities	Sales	Profit (loss) for the year
		In millions of won
<Joint ventures>
OneEnergy Asia Limited	￦	136,247	777	—	(2,844)
KAS Investment I LLC		52,681	1,583	(19,390)	(23,007)
KAS Investment II LLC		52,476	1,581	(19,311)	(21,801)
Energyco Co., Ltd.		59,662	57,227	168	(2,514)
CAES, LLC		43,089	—	—	(923)
Hapcheon Floating Photovoltaic Power Plant Inc.		73,978	59,832	1,120	(972)
Busan Industrial Solar Power Co., Ltd.		19,085	17,937	1,879	566
Bitsolar Energy Co., Ltd.		80,307	85,340	8,298	(1,105)
Pulau Indah O&M Sdn. Bhd.		—	—	—	—
Guadalupe Solar SpA		8,774	7,839	12	(1,119)
Omisan Wind Power Co., Ltd.		128,724	103,802	—	(320)
Foresight Iberian Solar Group Holding, S.L.		90,610	79,519	168	(603)
Yeongwol Eco Wind Co., Ltd.		43,784	39,066	—	421
Gurae Resident Power Co., Ltd.		6,932	5,734	—	42
Cheongju Eco Park Co., Ltd.		138,657	120,485	6,454	(1,708)
Enel X Midland Photovoltaic, LLC		9,053	611	122	(31)
Geumsungsan Wind Power Co., Ltd.		66,862	47,906	—	(2,146)
KEPCO KPS Carabao Corp.		3,482	2,516	5,309	733
Prime Swedish Holding AB		34,257	20	—	(5)
Goheung New Energy Co., Ltd.		55,145	32,125	—	(2,711)
Gunsan Land Solar Co., Ltd.		86,654	60,996	432	432
CapMan Lynx SCA, SICAR		113,658	93,706	—	—
International Offshore Power Transmission Holding Company Limited		5	—	—	—

(*1)	The profit for the year ended December 31, 2021 is reduced by the associate entity’s net income (loss) attributable to non-controlling interests.

Summary of Financial Information of Associates and Joint Ventures in Consolidated Financial Statements
(5)	Financial information of associates and joint ventures reconciled to the Company’s investments in consolidated financial statements as of December 31, 2021 and 2022 are as follows:

2021
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	9,119,335	20.47%	1,866,728	—	—	(51,215)	1,815,513
Korea Electric Power Industrial Development Co., Ltd.		84,885	29.00%	24,617	—	—	—	24,617
YTN Co., Ltd.		241,863	21.43%	51,828	—	—	—	51,828
Gangwon Wind Power Co., Ltd.		70,032	15.00%	10,505	49	—	—	10,554
Hyundai Green Power Co., Ltd.		420,533	29.00%	121,955	—	—	—	121,955
Korea Power Exchange		269,728	100.00%	269,728	—	—	—	269,728
Taebaek Wind Power Co., Ltd.		27,199	25.00%	6,800	—	—	—	6,800
Taebaek Guinemi Wind Power Co., Ltd.		13,426	25.00%	3,357	—	—	—	3,357
Pyeongchang Wind Power Co., Ltd.		21,644	25.00%	5,411	—	—	—	5,411
Daeryun Power Co., Ltd.		281,005	9.34%	26,246	—	—	(820)	25,426
Changjuk Wind Power Co., Ltd.		27,849	30.00%	8,355	—	—	—	8,355
KNH Solar Co., Ltd.		8,436	27.00%	2,278	—	—	—	2,278
SPC Power Corporation		223,523	38.00%	84,939	—	—	(19,893)	65,046
Gemeng International Energy Co., Ltd.		2,175,169	34.00%	739,557	—	—	(144,339)	595,218
PT. Cirebon Electric Power		443,525	27.50%	121,969	—	—	—	121,969
KNOC Nigerian East Oil Co., Ltd.		(78,029)	14.63%	(11,416)	—	—	11,416	—
KNOC Nigerian West Oil Co., Ltd.		(71,735)	14.63%	(10,495)	—	—	10,495	—
PT Wampu Electric Power		76,255	46.00%	35,077	—	—	—	35,077
PT. Bayan Resources TBK		2,141,022	20.00%	428,204	309,464	—	(76,379)	661,289
S-Power Co., Ltd.		253,444	49.00%	124,188	—	(1,402)	—	122,786
Pioneer Gas Power Limited		(155,789)	38.50%	(59,975)	22,278	—	37,697	—
Eurasia Energy Holdings		(476)	40.00%	(190)	—	—	190	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		373,976	25.00%	93,494	305	(1,069)	(289)	92,441
PT. Mutiara Jawa		8,857	29.00%	2,569	—	—	—	2,569
Samcheok Eco Materials Co., Ltd.		24,691	25.54%	6,306	—	—	(6,306)	—
Noeul Green Energy Co., Ltd.		13,132	29.00%	3,808	—	—	—	3,808
Goseong Green Power Co., Ltd.		902,746	29.00%	261,796	—	(938)	—	260,858
Gangneung Eco Power Co., Ltd.		150,144	1.61%	2,419	—	(131)	—	2,288
Shin Pyeongtaek Power Co., Ltd.		263,477	40.00%	105,391	3,559	(15,876)	—	93,074
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		790	28.00%	221	—	—	2	223
Dongducheon Dream Power Co., Ltd.		258,723	34.01%	87,992	1,757	(2,969)	(12,582)	74,198
Jinbhuvish Power Generation Pvt. Ltd.		49,931	5.16%	2,576	—	—	(2,576)	—
Daejung Offshore Wind Power Co., Ltd.		3,657	46.59%	1,704	—	—	—	1,704
GS Donghae Electric Power Co., Ltd.		716,977	34.00%	243,772	—	—	—	243,772
Daegu Photovoltaic Co., Ltd.		8,076	29.00%	2,342	—	—	—	2,342
Busan Green Energy Co., Ltd.		17,352	29.00%	5,032	—	—	—	5,032
Gunsan Bio Energy Co., Ltd.		(20,478)	18.87%	(3,864)	—	—	3,864	—
Korea Electric Vehicle Charging Service		7,144	17.50%	1,250	—	—	—	1,250
Hansuwon KNP Co., Ltd.		1,309	28.98%	379	—	—	(160)	219
Korea Electric Power Corporation Fund		48,913	98.09%	47,979	—	—	4	47,983
Energy Infra Asset Management Co., Ltd.		10,770	9.90%	1,066	—	—	—	1,066
Daegu clean Energy Co., Ltd.		44	28.00%	12	—	—	—	12
YaksuESS Co., Ltd.		2,464	29.00%	715	1	—	—	716
Nepal Water & Energy Development Company Private Limited		94,639	69.06%	65,361	972	—	—	66,333
Gwangyang Green Energy Co., Ltd.		127,239	20.00%	25,448	18	—	—	25,466
PND Solar Co., Ltd.		3,708	29.00%	1,075	154	—	—	1,229
Hyundai Eco Energy Co., Ltd.		28,198	19.00%	5,358	214	—	—	5,572
YeongGwang Yaksu Wind Electric Co., Ltd.		(692)	9.63%	(67)	300	—	—	233
Green Energy Electricity Generation Co., Ltd.		3,222	29.00%	934	779	—	—	1,713
Korea Energy Solutions Co., Ltd.		614	20.00%	123	—	—	—	123
ITR Co., Ltd.		157	20.00%	31	1	—	—	32
Structure Test Network Co., Ltd.		1,265	20.00%	253	53	—	—	306

2021
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Namjeongsusang Solar Power Operation Co., Ltd.	￦	2,272	15.00%	341	20	—	—	361
Indeck Niles Development, LLC		322,479	56.25%	181,395	64,878	—	—	246,273
Indeck Niles Asset Management, LLC		334	33.33%	111	—	—	—	111
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		14,567	49.00%	7,138	—	—	—	7,138
Suwon New Power Co., Ltd.		1,967	39.90%	785	—	250	—	1,035
KPGE Inc.		1,066	29.00%	309	—	—	—	309
Gwangbaek Solar Power Investment Co., Ltd.		10,205	44.00%	4,490	316	—	—	4,806
Go deok Clean Energy Co., Ltd.		10,755	40.00%	4,302	—	—	—	4,302
SureDataLab Co., Ltd.		533	23.95%	128	—	—	—	128
SEP Co., Ltd.		32	21.26%	7	—	—	—	7
Hankook Electric Power Information Co., Ltd.		636	25.25%	161	—	—	—	161
Tronix Co., Ltd.		547	20.00%	109	—	—	—	109
O2&B Global Co., Ltd.		177	20.00%	35	—	—	—	35
Muan Sunshine Solar Power Plant Co., Ltd.		3,871	20.00%	774	494	—	—	1,268
Bigeum Resident Photovoltaic Power Co., Ltd.		(999)	29.90%	(299)	24	—	275	—
Goesan Solar Park Co., Ltd.		6,644	29.00%	1,927	—	—	—	1,927
Saemangeum Heemang Photovoltaic Co., Ltd.		27,140	35.00%	9,499	739	—	—	10,238
Bitgoel Eco Energy Co., Ltd.		15,021	29.00%	4,356	—	—	—	4,356
Jeju Gimnyeong Wind Power Co., Ltd.		3,038	30.00%	911	—	—	—	911
Seoroseoro Sunny Power Plant Co., Ltd.		1,647	42.58%	701	20	—	—	721
Muan Solar Park Co., Ltd.		28,788	20.00%	5,758	325	—	—	6,083
YuDang Solar Co., Ltd.		2,826	20.00%	565	—	—	—	565
Anjwa Smart Farm & Solar City Co., Ltd.		29,838	20.00%	5,968	816	—	—	6,784
Daewon Green Energy Co., Ltd.		15,118	25.36%	3,833	44	—	—	3,877
G.GURU Co., Ltd.		1,636	24.65%	403	—	—	—	403
UD4M Co., Ltd.		1,154	12.50%	144	—	—	—	144
Dongbu Highway Solar Co., Ltd.		1,073	20.00%	215	50	—	—	265
Seobu Highway Solar Co., Ltd.		1,444	20.00%	289	—	—	—	289
Korea Energy Data Co., Ltd.		211	29.37%	62	—	—	—	62
Gangneung Sacheon Fuel Cell Co., Ltd.		2,755	65.00%	1,791	87	—	—	1,878
Kosture Co., Ltd.		124	0.26%	—	—	—	—	—
Digital Innovation Growth Fund		12,857	76.92%	9,890	—	—	—	9,890
Taebaek Gadeoksan Wind Power Co., Ltd.		41,602	39.65%	16,495	—	—	—	16,495
Chuncheon Green Energy Co., Ltd.		4,881	68.00%	3,319	53	—	—	3,372
Yeomsubong Wind Power Co., Ltd.		4	48.72%	2	93	—	—	95
Yeongyang Wind Power Corporation II		19,516	30.00%	5,855	2,110	—	—	7,965
Haeparang Energy Co., Ltd.		8,885	25.00%	2,221	20	—	—	2,241
Saemangeum Sebit Power Plant Co., Ltd.		8,296	69.55%	5,770	230	—	—	6,000
<Joint ventures>
KEPCO-Uhde Inc.		114	50.85%	58	—	—	—	58
Shuweihat Asia Power Investment B.V.		75,652	49.00%	37,069	—	—	—	37,069
Shuweihat Asia Operation & Maintenance Company		2,509	55.00%	1,380	—	—	—	1,380
Waterbury Lake Uranium L.P.		65,226	33.10%	21,590	—	—	—	21,590
ASM-BG Investicii AD		37,384	50.00%	18,692	—	—	—	18,692
RES Technology AD		33,405	50.00%	16,703	—	—	—	16,703
KV Holdings, Inc.		6,317	40.00%	2,527	—	—	—	2,527
KEPCO SPC Power Corporation		264,600	75.20%	198,979	—	—	—	198,979
Gansu Datang Yumen Wind Power Co., Ltd.		16,588	40.00%	6,635	—	—	—	6,635
Datang Chifeng Renewable Power Co., Ltd.		511,467	40.00%	204,587	—	—	—	204,587
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		110,542	40.00%	44,217	—	—	—	44,217
Rabigh Electricity Company		500,132	40.00%	200,053	—	(55,571)	(804)	143,678
Rabigh Operation & Maintenance Company Limited		10,177	40.00%	4,071	—	—	—	4,071
Jamaica Public Service Company Limited		705,503	40.00%	282,201	29,357	—	(16,909)	294,649
KW Nuclear Components Co., Ltd.		35,355	45.00%	15,910	—	—	(176)	15,734

2021
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Busan Shinho Solar Power Co., Ltd.	￦	23,363	25.00%	5,841	—	—	—	5,841
Global Trade Of Power System Co., Ltd.		2,058	29.00%	597	—	—	—	597
Expressway Solar-light Power Generation Co., Ltd.		10,634	29.00%	3,084	—	—	—	3,084
Amman Asia Electric Power Company		297,799	60.00%	178,679	—	—	—	178,679
KAPES, Inc.		33,691	51.00%	17,182	—	(20,697)	3,515	—
Honam Wind Power Co., Ltd.		13,823	29.00%	4,009	32	—	—	4,041
Korea Power Engineering Service Co., Ltd.		18,671	29.00%	5,415	—	—	—	5,415
Chun-cheon Energy Co., Ltd.		87,427	29.90%	26,141	3	—	(248)	25,896
Yeonggwangbaeksu Wind Power Co., Ltd.		18,149	15.00%	2,722	6	—	—	2,728
Nghi Son 2 Power LLC		(37,879)	50.00%	(18,940)	—	—	18,940	—
Kelar S.A.		129,173	65.00%	83,962	2,733	—	—	86,695
PT. Tanjung Power Indonesia		132,988	35.00%	46,546	—	—	—	46,546
Incheon New Power Co., Ltd.		634	29.00%	184	—	—	(184)	—
Seokmun Energy Co., Ltd.		47,732	29.00%	13,842	—	—	—	13,842
Daehan Wind Power PSC		10,308	50.00%	5,154	—	—	—	5,154
Barakah One Company		(243,855)	18.00%	(43,894)	—	1,058	42,836	—
Nawah Energy Company		1,632	18.00%	294	—	—	—	294
Momentum		1,104	33.33%	368	—	—	—	368
Daegu Green Power Co., Ltd.		81,768	54.24%	44,351	84	—	(20,381)	24,054
Yeonggwang Wind Power Co., Ltd.		37,291	46.00%	17,154	492	—	—	17,646
Chester Solar IV SpA		(178)	45.00%	(80)	60	—	20	—
Chester Solar V SpA		(222)	45.00%	(100)	125	—	—	25
Diego de Almagro Solar SpA		583	45.00%	262	100	—	—	362
South Jamaica Power Company Limited		186,812	20.00%	37,362	—	—	(2)	37,360
Daesan Green Energy Co., Ltd.		60,697	35.00%	21,244	—	—	—	21,244
RE Holiday Holdings LLC		146,334	50.00%	73,167	—	—	—	73,167
RE Pioneer Holdings LLC		94,029	50.00%	47,015	—	—	—	47,015
RE Barren Ridge 1 Holdings LLC		114,338	50.00%	57,169	—	—	(55,286)	1,883
RE Astoria 2 LandCo LLC		11,996	50.00%	5,998	—	—	—	5,998
RE Barren Ridge LandCo LLC		4,239	50.00%	2,120	—	—	—	2,120
Laurel SpA		216	45.00%	97	193	—	—	290
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		29,236	12.37%	3,616	9	—	—	3,625
Chile Solar JV SpA		64,914	50.00%	32,457	—	—	—	32,457
Cheong-Song Noraesan Wind Power Co., Ltd.		13,941	29.01%	4,045	61	—	—	4,106
Chester Solar I SpA		1,922	45.00%	865	255	—	—	1,120
Solar Philippines Calatagan Corporation		70,565	38.00%	26,815	—	—	31,416	58,231
Saemangeum Solar Power Co., Ltd.		29,552	81.01%	23,939	—	—	—	23,939
Chungsongmeon BongSan wind power Co., Ltd.		6,987	29.00%	2,026	1,782	—	—	3,808
Jaeun Resident Wind Power Plant Co., Ltd.		6,753	29.00%	1,958	—	—	—	1,958
DE Energia SpA		(10,386)	49.00%	(5,089)	—	—	14,010	8,921
Dangjin Eco Power Co., Ltd.		75,787	34.00%	25,768	341	—	—	26,109
Haemodum Solar Co., Ltd.		6,288	49.00%	3,081	—	—	—	3,081
Yangyang Wind Power Co., Ltd.		22,295	50.00%	11,148	43	—	—	11,191
Horus Solar, S.A. De C.V.		15,136	14.95%	2,262	3,580	—	—	5,842
Recursos Solares PV De Mexico II, S.A. De C.V.		15,822	14.95%	2,365	2,171	—	—	4,536
Sunmex Renovables, S.A. De C.V.		10,738	14.95%	1,605	5	—	—	1,610
Stavro Holding II A.B.		88,133	20.00%	17,627	—	—	—	17,627
Solaseado Solar Power Co., Ltd.		21,928	38.90%	8,530	1,361	—	—	9,891
Yeongam Solar Power Co., Ltd.		31,919	19.00%	6,065	773	—	—	6,838
Samsu Wind Power Co., Ltd.		14,882	19.00%	2,828	—	—	—	2,828
Pulau Indah Power Plant Sdn. Bhd.		65,823	25.00%	16,456	5,643	—	—	22,099
Sam-Yang Photovoltaic Power Co., Ltd.		10,190	49.00%	4,993	—	—	—	4,993
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		70,872	29.53%	20,929	527	—	—	21,456

2021
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream	￦	18,098	90.00%	16,288	—	—	—	16,288
PT Barito Wahana Tenaga		266,545	30.61%	81,595	—	—	—	81,595
Cheongna Energy Co., Ltd.		18,485	50.10%	9,261	3,137	(1,200)	—	11,198
Naepo Green Energy Co., Ltd.		(26,530)	29.20%	(7,747)	—	—	7,747	—
Dayone Energy Co., Ltd.		(51,842)	46.30%	(24,003)	—	(882)	24,885	—
OneEnergy Asia Limited		135,470	40.00%	54,188	25,512	—	—	79,700
KAS Investment I LLC		51,098	29.89%	15,273	—	—	—	15,273
KAS Investment II LLC		50,895	29.89%	15,213	—	—	—	15,213
Energyco Co., Ltd.		2,435	29.00%	706	829	—	—	1,535
CAES, LLC		43,089	36.00%	15,512	2,923	—	—	18,435
Hapcheon Floating Photovoltaic Power Plant Inc.		14,146	49.00%	6,932	39	—	—	6,971
Busan Industrial Solar Power Co., Ltd.		1,148	28.02%	322	290	—	—	612
Bitsolar Energy Co., Ltd.		(5,033)	27.10%	(1,364)	352	—	1,364	352
Pulau Indah O&M Sdn. Bhd.		—	60.00%	—	—	—	—	—
Guadalupe Solar SpA		935	60.00%	561	98	—	—	659
Omisan Wind Power Co., Ltd.		24,922	42.00%	10,467	166	—	—	10,633
Foresight Iberian Solar Group Holding, S.L.		11,091	75.00%	8,318	1,425	—	—	9,743
Yeongwol Eco Wind Co., Ltd.		4,718	29.00%	1,368	1,828	—	—	3,196
Gurae Resident Power Co., Ltd.		1,198	29.00%	347	48	—	—	395
Cheongju Eco Park Co., Ltd.		18,172	29.00%	5,270	195	—	—	5,465
Enel X Midland Photovoltaic, LLC		8,442	20.00%	1,688	—	—	—	1,688
Geumsungsan Wind Power Co., Ltd.		18,956	29.00%	5,497	556	—	—	6,053
KEPCO KPS Carabao Corp.		966	40.00%	386	—	—	—	386
Prime Swedish Holding AB		34,237	45.00%	15,407	34	—	—	15,441
Goheung New Energy Co., Ltd.		23,020	46.15%	10,624	1,084	—	—	11,708
Gunsan Land Solar Co., Ltd.		25,658	75.29%	19,317	—	—	—	19,317
CapMan Lynx SCA, SICAR		19,952	50.00%	9,976	—	—	—	9,976
International Offshore Power Transmission Holding Company Limited		5	35.00%	2	(2)	—	—	—
(*) The percentage of ownership shown above is after considering the treasury stocks and others.

2022
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
Korea Gas Corporation	￦	10,410,740	20.47%	2,131,078	—	—	(45,782)	2,085,296
Korea Electric Power Industrial Development Co., Ltd.		107,166	29.00%	31,078	—	—	—	31,078
YTN Co., Ltd.		256,791	21.43%	55,027	—	—	—	55,027
Gangwon Wind Power Co., Ltd.		80,729	15.00%	12,109	49	—	—	12,158
Hyundai Green Power Co., Ltd.		413,072	29.00%	119,791	—	—	—	119,791
Korea Power Exchange		275,126	100.00%	275,126	—	—	—	275,126
Taebaek Wind Power Co., Ltd.		24,168	60.00%	14,501	—	—	—	14,501
Taebaek Guinemi Wind Power Co., Ltd.		15,327	67.25%	10,307	—	—	2,742	13,049
Daeryun Power Co., Ltd.		402,140	6.85%	27,547	—	—	(820)	26,727
KNH Solar Co., Ltd.		10,679	27.00%	2,883	—	—	—	2,883
SPC Power Corporation		228,534	38.00%	86,843	—	—	(15,975)	70,868
Gemeng International Energy Co., Ltd.		2,335,997	34.00%	794,239	—	—	(215,418)	578,821
PT. Cirebon Electric Power		491,324	27.50%	135,114	—	—	—	135,114
KNOC Nigerian East Oil Co., Ltd.		(83,483)	14.63%	(12,214)	—	—	12,214	—
KNOC Nigerian West Oil Co., Ltd.		(76,755)	14.63%	(11,229)	—	—	11,229	—
PT Wampu Electric Power		82,051	46.00%	37,743	—	—	—	37,743
PT. Bayan Resources TBK		2,476,409	20.00%	495,282	265,817	—	(76,380)	684,719
S-Power Co., Ltd.		290,656	49.00%	142,421	—	(1,293)	—	141,128
Pioneer Gas Power Limited		(205,787)	38.50%	(79,223)	22,278	—	56,945	—
Eurasia Energy Holdings		(508)	40.00%	(203)	—	—	203	—
Xe-Pian Xe-Namnoy Power Co., Ltd.		466,385	25.00%	116,596	305	(1,028)	(289)	115,584
PT. Mutiara Jawa		12,402	29.00%	3,597	—	—	—	3,597
Samcheok Eco Materials Co., Ltd.		23,343	25.54%	5,962	—	—	(5,962)	—
Noeul Green Energy Co., Ltd.		(18,861)	29.00%	(5,470)	—	—	5,470	—
Goseong Green Power Co., Ltd.		1,001,651	29.00%	290,479	—	(1,586)	—	288,893
Gangneung Eco Power Co., Ltd.		7,464	1.61%	120	—	(134)	14	—
Shin Pyeongtaek Power Co., Ltd.		363,838	40.00%	145,535	3,559	(15,271)	—	133,823
Haeng Bok Do Si Photovoltaic Power Co., Ltd.		986	28.00%	276	—	—	2	278
Dongducheon Dream Power Co., Ltd.		302,071	34.01%	102,734	1,757	(2,609)	(12,582)	89,300
Jinbhuvish Power Generation Pvt. Ltd.		47,988	5.16%	2,496	—	—	(2,496)	—
Daejung Offshore Wind Power Co., Ltd.		3,337	46.59%	1,555	—	—	—	1,555
GS Donghae Electric Power Co., Ltd.		765,131	34.00%	260,145	—	—	—	260,145
Daegu Photovoltaic Co., Ltd.		9,823	29.00%	2,849	—	—	—	2,849
Busan Green Energy Co., Ltd.		15,156	29.00%	4,395	—	—	—	4,395
Gunsan Bio Energy Co., Ltd.		(21,127)	18.87%	(3,986)	—	—	3,986	—
Hansuwon KNP Co., Ltd.		1,519	28.98%	440	—	—	(160)	280
Korea Electric Power Corporation Fund		29,400	98.09%	28,838	—	—	4	28,842
Energy Infra Asset Management Co., Ltd.		11,956	9.90%	1,184	—	—	—	1,184
Daegu clean Energy Co., Ltd.		44	28.00%	12	—	—	—	12
YaksuESS Co., Ltd.		1,670	29.00%	484	2	—	—	486
Nepal Water & Energy Development Company Private Limited		99,862	69.06%	68,968	972	—	—	69,940
Gwangyang Green Energy Co., Ltd.		125,130	20.00%	25,026	18	—	—	25,044
PND solar Co., Ltd.		4,306	29.00%	1,249	154	—	—	1,403
Hyundai Eco Energy Co., Ltd.		39,033	19.00%	7,416	215	—	—	7,631
YeongGwang Yaksu Wind Electric Co., Ltd.		788	9.63%	76	300	—	(220)	156
Green Energy Electricity Generation Co., Ltd.		2,733	29.00%	793	778	—	—	1,571
Korea Energy Solutions Co., Ltd.		466	20.00%	93	—	—	—	93

2022
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Associates>
ITR Co., Ltd.	￦	(26)	20.00%	(5)	1	—	4	—
Structure test network Co., Ltd.		1,565	20.00%	313	53	—	—	366
Namjeongsusang Solar Power Operation Co., Ltd.		2,355	15.00%	353	20	—	—	373
Indeck Niles Development, LLC		416,164	50.00%	208,082	93,956	—	—	302,038
Indeck Niles Asset Management, LLC		283	33.33%	94	—	—	—	94
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1		14,146	49.00%	6,932	—	—	—	6,932
Suwon New Power Co., Ltd.		1,978	33.05%	654	—	265	—	919
Gwangbaek Solar Power Investment Co., Ltd.		10,949	44.00%	4,818	315	—	—	5,133
Go deok Clean Energy Co., Ltd.		11,049	40.00%	4,420	—	—	—	4,420
SureDataLab Co., Ltd.		739	23.95%	177	—	—	—	177
SEP Co., Ltd.		(65)	21.26%	(14)	—	—	14	—
Hankook Electric Power Information Co., Ltd.		1,337	16.49%	220	—	—	—	220
Tronix Co., Ltd.		526	12.50%	66	—	—	—	66
O2&B Global Co., Ltd.		181	20.00%	36	—	—	—	36
Muan Sunshine Solar Power Plant Co., Ltd.		10,338	20.00%	2,068	494	—	—	2,562
Bigeum Resident Photovoltaic Power Co., Ltd.		(1,539)	29.90%	(460)	24	—	436	—
Goesan Solar Park Co., Ltd.		8,936	29.00%	2,591	—	—	—	2,591
Saemangeum Heemang Photovoltaic Co., Ltd.		35,060	35.00%	12,271	739	—	—	13,010
Bitgoel Eco Energy Co., Ltd.		18,249	49.05%	8,951	—	—	—	8,951
Jeju Gimnyeong Wind Power Co., Ltd.		2,907	30.00%	872	—	—	—	872
Seoroseoro Sunny Power Plant Co., Ltd.		1,970	42.58%	839	20	—	—	859
Muan Solar park Co., Ltd.		37,565	20.00%	7,513	325	—	—	7,838
YuDang Solar Co., Ltd.		2,929	20.00%	586	—	—	—	586
Anjwa Smart Farm & Solar City Co., Ltd.		39,225	20.00%	7,845	817	—	—	8,662
Daewon Green Energy Co., Ltd.		17,514	25.36%	4,441	44	—	—	4,485
G.GURU Co., Ltd.		1,216	24.65%	300	—	—	—	300
UD4M Co., Ltd.		1,125	14.29%	161	—	—	—	161
Dongbu Highway Solar Co., Ltd.		1,509	20.00%	302	50	—	—	352
Seobu Highway Solar Co., Ltd.		1,581	20.00%	316	—	—	—	316
Korea Energy Data Co., Ltd.		211	29.37%	62	—	—	—	62
Gangneung Sacheon Fuel Cell Co., Ltd.		10,218	41.00%	4,189	88	—	—	4,277
KOSTURE Co., Ltd.		156	0.82%	1	—	—	—	1
Taebaek Gadeoksan Wind Power Co., Ltd.		58,940	34.00%	20,040	—	—	—	20,040
Chuncheon Green Energy Co., Ltd.		20,226	45.00%	9,102	53	—	—	9,155
Yeomsubong Wind Power Co., Ltd.		1,540	3.81%	59	3	—	—	62
Yeongyang Wind Power Corporation II		17,837	30.00%	5,351	2,110	—	—	7,461
Haeparang Energy Co., Ltd.		8,673	25.00%	2,168	20	—	—	2,188
Saemangeum Sebit Power Plant Co., Ltd.		36,439	63.09%	22,990	209	—	—	23,199
Boulder Solar III, LLC		1,896	30.00%	569	175	—	—	744
PlatformN. Co., Ltd.		285	29.58%	84	—	—	—	84
PT. Cirebon Energi Prasarana		690,347	10.00%	69,035	—	—	—	69,035
Green Radiation Co., Ltd.		77	10.00%	8	3	—	—	11
Future Convergence Technology Laboratory. Co., Ltd.		249	20.12%	50	—	—	—	50
SC E&G. Co,. Ltd.		1,068	20.00%	214	—	—	—	214
Wang San Engineering. Co,. Ltd.		828	20.00%	166	—	—	—	166
ACE		100	20.00%	20	—	—	—	20
Environment and Energy Co., Ltd.		93	10.54%	10	—	—	—	10
Santiago Solar Power SpA		26,748	50.00%	13,373	—	—	—	13,373
Yanggu Floating Photovoltaic Power Plant Inc.		3,115	29.00%	903	—	—	—	903
<Joint ventures>
KEPCO-Uhde Inc.		33	50.85%	17	—	—	—	17
Shuweihat Asia Power Investment B.V.		135,617	49.00%	66,452	—	—	—	66,452
Shuweihat Asia Operation & Maintenance Company		2,966	55.00%	1,631	—	—	—	1,631
Waterbury Lake Uranium L.P.		66,589	32.59%	21,701	49	—	—	21,750
ASM-BG Investicii AD		29,110	50.00%	14,555	—	—	—	14,555
RES Technology AD		30,266	50.00%	15,133	—	—	—	15,133
KV Holdings, Inc.		24,148	40.00%	9,659	—	—	—	9,659
KEPCO SPC Power Corporation		238,822	75.20%	179,594	—	—	—	179,594
Gansu Datang Yumen Wind Power Co., Ltd.		15,059	40.00%	6,024	—	—	—	6,024

2022
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Datang Chifeng Renewable Power Co., Ltd.	￦	479,954	40.00%	191,982	—	—	—	191,982
Datang KEPCO Chaoyang Renewable Power Co., Ltd.		110,995	40.00%	44,398	—	—	—	44,398
Rabigh Electricity Company		665,110	40.00%	266,044	—	(50,632)	(805)	214,607
Rabigh Operation & Maintenance Company Limited		12,782	40.00%	5,113	—	—	—	5,113
Jamaica Public Service Company Limited		795,250	40.00%	318,100	29,357	—	(16,050)	331,407
KW Nuclear Components Co., Ltd.		38,368	45.00%	17,266	—	—	(176)	17,090
Busan Shinho Solar Power Co., Ltd.		26,877	25.00%	6,719	—	—	—	6,719
Global Trade Of Power System Co., Ltd.		2,406	29.00%	698	—	—	—	698
Expressway Solar-light Power Generation Co., Ltd.		9,508	50.00%	4,754	—	—	—	4,754
Amman Asia Electric Power Company		367,090	60.00%	220,254	—	—	—	220,254
KAPES, Inc.		37,875	51.00%	19,316	—	(22,451)	3,135	—
Honam Wind Power Co., Ltd.		16,506	29.00%	4,787	32	—	—	4,819
Korea Power Engineering Service Co., Ltd.		19,114	29.00%	5,543	—	—	—	5,543
Chun-cheon Energy Co., Ltd.		107,990	29.90%	32,289	3	—	(248)	32,044
Yeonggwangbaeksu Wind Power Co., Ltd.		20,972	15.00%	3,146	5	—	—	3,151
Nghi Son 2 Power LLC		817,678	50.00%	408,839	—	—	—	408,839
Kelar S.A.		175,717	65.00%	114,216	2,921	—	—	117,137
PT. Tanjung Power Indonesia		265,448	35.00%	92,907	—	—	—	92,907
Incheon New Power Co., Ltd.		1,878	29.00%	545	—	—	(347)	198
Seokmun Energy Co., Ltd.		59,778	29.00%	17,336	—	—	—	17,336
Daehan Wind Power PSC		27,846	50.00%	13,923	—	—	—	13,923
Barakah One Company		(835,613)	18.00%	(150,410)	—	56,437	93,973	—
Nawah Energy Company		1,749	18.00%	315	—	—	—	315
Momentum		1,035	33.33%	345	—	—	—	345
Daegu Green Power Co., Ltd.		91,550	54.24%	49,657	84	—	(20,381)	29,360
Yeonggwang Wind Power Co., Ltd.		43,958	46.00%	20,221	492	—	—	20,713
Chester Solar IV SpA		259	45.00%	117	64	—	—	181
Chester Solar V SpA		49	45.00%	22	134	—	—	156
Diego de Almagro Solar SpA		962	45.00%	433	107	—	—	540
South Jamaica Power Company Limited		232,199	20.00%	46,440	—	—	(3)	46,437
Daesan Green Energy Co., Ltd.		54,908	35.00%	19,218	—	—	—	19,218
RE Holiday Holdings LLC		170,740	50.00%	85,370	—	—	—	85,370
RE Pioneer Holdings LLC		110,344	50.00%	55,172	—	—	—	55,172
RE Barren Ridge 1 Holdings LLC		126,068	50.00%	63,034	—	—	(59,684)	3,350
RE Astoria 2 LandCo LLC		13,198	50.00%	6,599	—	—	—	6,599
RE Barren Ridge LandCo LLC		4,666	50.00%	2,333	—	—	—	2,333
Laurel SpA		774	45.00%	348	206	—	—	554
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd		29,443	12.37%	3,642	9	—	—	3,651
Chile Solar JV SpA		19,637	50.00%	9,819	—	—	—	9,819
Cheong-Song Noraesan Wind Power Co., Ltd.		14,484	29.01%	4,202	61	—	—	4,263
Chester Solar I SpA		2,313	45.00%	1,041	273	—	—	1,314
Solar Philippines Calatagan Corporation		76,571	38.00%	29,097	—	—	27,805	56,902
Saemangeum Solar Power Co., Ltd.		29,073	81.01%	23,551	—	—	—	23,551
Chungsongmeon BongSan wind power Co., Ltd.		5,823	29.00%	1,689	1,781	—	—	3,470
Jaeun Resident Wind Power Plant Co., Ltd.		7,709	29.00%	2,236	—	—	—	2,236
DE Energia SpA		(14,131)	49.00%	(6,924)	—	—	16,460	9,536
Dangjin Eco Power Co., Ltd.		77,993	34.00%	26,518	341	—	—	26,859
Haemodum Solar Co., Ltd.		6,871	49.00%	3,367	—	—	—	3,367
Yangyang Wind Power Co., Ltd.		21,642	50.00%	10,821	43	—	—	10,864
HORUS SOLAR, S.A. DE C.V.		22,722	14.95%	3,396	3,580	—	—	6,976
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.		18,253	14.95%	2,728	2,171	—	—	4,899
SUNMEX RENOVABLES, S.A. DE C.V.		11,053	14.95%	1,652	5	—	—	1,657
Stavro Holding II A.B.		85,856	20.00%	17,171	—	—	—	17,171
Solaseado Solar Power Co., Ltd.		38,230	38.90%	14,872	1,361	—	—	16,233

2022
Investees		Net assets	Percentage of ownership(*)	Share in net assets	Investment differential	Intercompany transaction	Others	Book value
		In millions of won
<Joint ventures>
Yeongam Solar Power Co., Ltd.	￦	47,923	19.00%	9,105	774	—	—	9,879
Samsu Wind Power Co., Ltd.		16,869	19.00%	3,205	—	—	—	3,205
Pulau Indah Power Plant Sdn. Bhd.		84,683	25.00%	21,171	5,643	—	—	26,814
NH-Amundi Global Infrastructure Investment Private Investment Trust 21		71,777	29.53%	21,196	527	—	—	21,723
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream		17,319	90.00%	15,587	—	—	—	15,587
PT Barito Wahana Tenaga		447,688	30.61%	137,047	—	—	—	137,047
Cheongna Energy Co., Ltd.		17,595	50.10%	8,815	3,137	(1,194)	—	10,758
Naepo Green Energy Co., Ltd.		(51,219)	29.20%	(14,956)	—	—	14,956	—
Dayone Energy Co., Ltd.		(59,627)	46.30%	(27,607)	—	(868)	28,475	—
OneEnergy Asia Limited		366,764	40.00%	146,706	25,512	—	—	172,218
KAS Investment I LLC		61,046	29.89%	18,247	—	—	—	18,247
KAS Investment II LLC		60,800	29.89%	18,173	—	—	—	18,173
Energyco Co., Ltd.		4,692	29.00%	1,361	829	—	—	2,190
CAES, LLC		49,670	36.00%	17,881	2,924	—	—	20,805
Hapcheon Floating Photovoltaic Power Plant Inc.		17,207	49.00%	8,432	39	—	—	8,471
Busan Industrial Solar Power Co., Ltd.		3,133	28.02%	878	290	—	—	1,168
Bitsolar Energy Co., Ltd.		(4,545)	27.10%	(1,232)	352	—	1,232	352
Pulau Indah O&M Sdn. Bhd.		—	60.00%	—	—	—	—	—
Guadalupe Solar SpA		1,358	60.00%	815	98	—	—	913
Omisan Wind Power Co., Ltd.		24,393	42.00%	10,245	166	—	—	10,411
Foresight Iberian Solar Group Holding, S.L.		12,184	75.00%	9,138	1,427	—	—	10,565
Yeongwol Eco Wind Co., Ltd.		4,575	29.00%	1,327	1,828	—	—	3,155
Gurae Resident Power Co., Ltd.		1,182	29.00%	343	48	—	—	391
Cheongju Eco Park Co., Ltd.		35,500	29.00%	10,295	195	—	—	10,490
Enel X Midland Photovoltaic, LLC		9,279	20.00%	1,856	—	—	—	1,856
Geumsungsan Wind Power Co., Ltd.		10,128	29.00%	2,937	556	—	—	3,493
KEPCO KPS CARABAO Corp.		443	40.00%	177	—	—	—	177
Prime Swedish Holding AB		77,828	45.00%	35,023	1,222	—	—	36,245
Goheung New Energy Co., Ltd.		23,289	46.15%	10,748	1,084	—	—	11,832
Gunsan Land Solar Co., Ltd.		36,586	75.29%	27,544	—	—	—	27,544
CapMan Lynx SCA, SICAR		9,908	50.00%	4,954	—	—	(4,954)	—
International Offshore Power Transmission Holding Company Limited		(66,788)	35.00%	(23,376)	(2)	—	23,378	—
Pyeongchang Wind Power Co., Ltd.		24,938	58.00%	14,464	—	—	—	14,464
Eumseong Eco Park Co., Ltd.		17,173	29.00%	4,980	577	—	—	5,557
Songsan Green Energy Co., Ltd.		5,500	25.00%	1,375	12	—	—	1,387
Changwon Nu-ri Energy Co., Ltd.		1,490	33.33%	497	—	—	—	497
Hasami Wind Farm Corporation		3,100	29.00%	899	690	—	—	1,589
PungBack Wind Farm Corporation		15,290	37.00%	5,657	1,086	—	—	6,743
Trumbull Asset Management, LLC		316	78.00%	246	—	—	—	246
S-Power Chile SpA		(20)	50.00%	(10)	—	—	137	127
Seungmun Green Energy		27,440	33.00%	9,054	—	—	—	9,054
Seobusambo highway photovoltaics Co., Ltd.		3,833	80.00%	3,066	—	—	—	3,066

(*)	The percentage of ownership shown above is after considering the treasury stocks and others.

Summary of Unrecognized Equity Interest in Investments in Associates and Joint Ventures
(6)	As of December 31, 2021, and 2022, unrecognized equity interest in investments in associates and joint ventures whose book value has been reduced to zero due to accumulated losses are as follows:

		2021		2022
		Unrecognized equity interest	Accumulated unrecognized equity interest	Unrecognized equity interest	Accumulated unrecognized equity interest

		In millions of won
Eurasia Energy Holdings	￦	15	190	13	203
Gunsan Bio Energy Co., Ltd.		282	3,864	122	3,986
Dayone Energy Co., Ltd.		(1,244)	23,452	3,565	27,017
Nghi Son 2 Power LLC		(114,340)	18,940	(18,940)	—
Samcheok Eco Materials Co., Ltd.		(323)	462	344	806
Naepo Green Energy Co., Ltd.		5,469	7,747	7,209	14,956
Barakah One Company		(26,502)	42,836	51,137	93,973
Pioneer Gas Power Limited		21,691	37,629	19,248	56,877
Incheon New Power Co., Ltd.		(31)	163	(163)	—
Bigeum Resident Photovoltaic Power Co., Ltd.		182	298	162	460
KAPES, Inc.		317	3,515	(355)	3,160
Chester Solar IV SpA		21	21	(21)	—
ITR Co., Ltd.		—	—	5	5
SEP Co., Ltd.		—	—	14	14
International Offshore Power Transmission Holding Company Limited		—	—	23,378	23,378
Noeul Green Energy Co., Ltd.		—	—	5,470	5,470
Gangneung Eco Power Co., Ltd.		—	—	14	14

Summary of Shareholders' Agreements on Investments in Associates and Joint Ventures
(7)	As of December 31, 2022, shareholders’ agreements on investments in associates and joint ventures that may cause future economic resource or cash outflows are as follows:

(i)	Gemeng International Energy Co., Ltd.
Gemeng International Energy Co., Ltd. issued put options on 8% of its shares to its financial investors, KEPCO Woori Sprott PEF (NPS
Co-Pa
PEF). If the investment fund is not collected until the maturity date (December 25, 2023, two years extension is possible), PEF can exercise the option at strike price which is the same as a principal investment price (including operating fees ratio of below 1% per annum), and also, the Company provided a performance guarantee on this agreement.

(ii)	Taebaek Wind Power Co., Ltd.
In the case where
non-controlling
shareholders decide to dispose of their shares in Taebaek Wind Power Co., Ltd. after the warrant period of defect repair for wind power generator has expired, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with consideration of various factors such as financial status and business situation.

(iii)	Pyeongchang Wind Power Co., Ltd.
In the case where
non-controlling
shareholders decide to dispose of their shares in Pyeongchang Wind Power Co., Ltd. after commercial operation of the power plant has started, the Company acquires those shares at fair value. The acquisition is to be made after the conditions of the acquisition are discussed among the parties involved, with the careful consideration of various factors such as financial status and business situation. The Group is under agreement of O&M with the entity. Pursuant to the agreement, the Company guarantees a certain level of utilization rate and it is obligated to pay the penalty in the event of suspension in power generating.

(iv)	Daeryun Power Co., Ltd.
The Group reserves the right to participate in the transfer of shares in Daeryun Power Co., Ltd. on the same terms as Daeryun E&S Co., Ltd., if Daeryun E&S Co., Ltd. wishes to transfer its shares in Daeryun Power Co., Ltd.

(v)	Daegu Green Power Co., Ltd.
The Company has a right to purchase all the shares of Daegu Green Power Co., Ltd. held by the financial investors at the yield-based transfer amount agreed with the shareholders. The Company can exercise its right 5, 10 and 13 years after the date of the investment. Also, the Company has a right to purchase all or part of the shares of Daegu Green Power Co., Ltd. held by Lotte Engineering & Construction Co. at the yield-based transfer amount agreed with the shareholders.

(vi)	Yeonggwang Wind Power Co., Ltd.
In case the Company intends to purchase all or part of the shares from Daehan Green Energy Co., Ltd., which is a non-controlling
shareholder, Daehan Green Energy Co., Ltd. has an obligation to evaluate the shares at fair value and transfer them to the Company.

(vii)	Chester Solar I SpA
According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.

(viii)	Chester Solar IV SpA
According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.

(ix)	Chester Solar V SpA
According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.

(x)	Diego de Almagro Solar SpA
According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.

(xi)	Laurel SpA
According to the shareholders’ agreement, the Company has an obligation to purchase the shares at the agreed yield-based transfer price on the agreed date of exercise and when Sprott Chile Solar I SpA intends to sell its shares.

(xii)	Hyundai Green Power Co., Ltd.
As of December 31, 2022, the Company has call option against the financial investors (IBK and others) and also has an obligation to sell its shares in Hyundai Green Power Co., Ltd. when claimed by the financial investors at certain period of time in the future. Also, at certain period of time in the future, the Company has put option against Hyundai Steel Company and a third party designated by Hyundai Steel Company (collectively, “Hyundai Steel Group”), the operating investor of Hyundai Green Power Co., Ltd., according to the conditions of the agreement and also has an obligation to sell its shares upon request from Hyundai Steel Group.

(xiii)	Kosture Co., Ltd.
The Company acquires the shares with the settled amount of coal provided to Kosture Co., Ltd. every year until completion of the subscription set forth in the shareholders’ agreement.

(xiv)	Omisan Wind Power Co., Ltd.
When the Company requests Unison Co., Ltd. to transfer shares after the completion of the power generation complex, the Company has a right to purchase the shares or transfer them to others at fair value.

(xv)	Geumsungsan Wind Power Co., Ltd.
The Company has a right to purchase shares owned by Daemyung Energy Co., Ltd., within the range of 18%, for 3 years after the commencement of the operation.

(xvi)	Seungmun Green Energy
According to the special conditions of the REC trading contract, a connected entity may demand the sale of ownership stakes held by other investors to the connected entity, or the investors may acquire new stakes or modify business documents through a capital increase in Seokmun Green Energy with prior written consent from the trustee. In the event that other investors sell their stakes to the connected entity, they may demand that the connected entity purchase their stakes in the future if certain conditions are met.

Summary of Significant Restrictions on its Abilities to Associates or Joint Ventures
(8)	Significant restrictions on the Company’s abilities on associates or joint ventures as of December 31, 2022 are as follows:

Company	Nature and extent of any significant restrictions
Daegu Green Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior written consent of financial institutions.

Pyeongchang Wind Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Shares cannot be wholly or partially transferred without prior consent of the stakeholders.

Daeryun Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions. Shares cannot be wholly or partially transferred without prior consent of the majority of major stakeholders.

KNH Solar Co., Ltd.	Principals and interests on subordinated loans or dividends to shareholders cannot be paid without written consent of financial institutions. Also, shares cannot be wholly or partially transferred without the consent of other shareholders.

Korea Power Engineering Service Co., Ltd.	Shares cannot be wholly or partially transferred without the consent of the board of directors.

Daehan Wind Power PSC	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Daejung Offshore Wind Power Co., Ltd.	Before the commencement of the operation, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Naepo Green Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Solaseado Solar Power Co., Ltd.	Dividends can only be paid when all conditions of the shareholder’s agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Samcheok Eco Materials Co., Ltd.	Dividends can only be paid when all conditions of the shareholder’s agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Taebaek Guinemi Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the shareholder’s agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Indeck Niles Asset Management, LLC	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Indeck Niles Development, LLC	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar IV SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar V SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Diego de Almagro Solar Spa	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Laurel SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Chester Solar I SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

Kelar S.A.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, shares cannot be wholly or partially transferred without the consent of the stakeholders.

GS Donghae Electric Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Busan Shinho Solar Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Honam Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied.

Company	Nature and extent of any significant restrictions

Seokmun Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.

Chun-cheon Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Also, principals and interests on subordinated loans shall not be paid until the payment conditions are satisfied.

Yeonggwangbaeksu Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when written consent of financial institutions is obtained.

Yeonggwang Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Jamaica Public Service Company Limited	Dividends can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

PT. Tanjung Power Indonesia	Dividends can only be paid when all conditions of the loan agreement are satisfied.

DE Energia SpA	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Daesan Green Energy Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Taebaek Gadeoksan Wind Power Co., Ltd.	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Also, principals and interests on subordinated loans can only be paid when prior written consent of financial institutions is obtained.

Bitsolar Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied.

Omisan Wind Power Co., Ltd.	Principals and interests on subordinated loans or dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained. Also, either of Omisan Wind Power Co., Ltd. and Unison Co., Ltd. shall not transfer their shares to others wholly or partially until 4 years have passed from the completion of power complex without the written consent from the other party. In case the shares of each party becomes less than 10% of outstanding shares after the transfer, it also requires the written consent from the other party.

Yangyang Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Busan Industrial Solar Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Kosture Co., Ltd.	Shares cannot be wholly or partially transferred without the consent of the stakeholders.

Geumsungsan Wind Power Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied. Shares cannot be wholly or partially transferred for 3 years after the commencement of operation, and also cannot be transferred or disposed to the third party in a way not permitted in the financial documents without prior written consent of an agent bank.

Daewon Green Energy Co., Ltd.	Dividends can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.

Cheongju Eco Park Co., Ltd.	Dividends and settlement amounts for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied, or permitted by related financing contracts, or prior written consent of financial institutions is obtained.

Goheung New Energy Co., Ltd.	Payment of dividends or repayment of loans such as subordinated loans to the investors can only be made when all conditions of the loan agreement are satisfied and prior written consent of financial institutions is obtained.

Seungmun Green Energy	Dividends and settlement amount for renewable energy certificate can only be paid when all conditions of the loan agreement are satisfied or prior written consent of financial institutions is obtained.